FS Credit Income Fund

Unaudited Consolidated Schedule of Investments

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—22.4%
ACProducts, Inc., S+425, 0.5% Floor, 5/17/28	(d)	Building Materials	$4,409	$3,974	$3,530
AHP Health Partners, Inc., S+350, 0.5% Floor, 8/24/28	(d)	Healthcare-Services	769	771	773
AI Silk Holdco 2 Ltd., E+1025, 1.0% Floor, 5/19/29	(d)(e)	Software	€1,841	1,945	1,995
Alvotech Holdings SA, S+1050, 0.8% Floor, 6/7/29	(d)(e)	Pharmaceuticals	$1,262	1,237	1,243
Alvotech Holdings SA, S+650, 0.8% Floor, 6/7/29	(d)	Pharmaceuticals	9,460	9,102	9,413
American Greetings Corp., S+575, 10/30/29	(d)	Consumer Products	2,379	2,323	2,398
Amneal Pharmaceuticals LLC, S+550, 5/4/28	(d)	Pharmaceuticals	3,158	3,173	3,192
AP Core Holdings II LLC, S+550, 0.8% Floor, 9/1/27	(d)	Media Entertainment	7,381	7,275	5,960
Augusta Sportswear Group, Inc., S+650, 1.0% Floor, 11/21/29	(d)	Retail	2,815	2,763	2,743
Aurelia Netherlands Midco 2 BV, E+575, 5/29/31	(d)(e)	Finance	€1,564	1,656	1,672
Avalara, Inc., S+675, 0.8% Floor, 10/19/28	(d)(e)	Software	$4,653	4,564	4,657
Avalara, Inc., S+675, 0.8% Floor, 10/19/28	(d)(e)(f)	Software	465	457	466
Axiom Buyer LLC, S+650, 1.0% Floor, 1/14/30	(d)	Finance	1,648	1,603	1,607
Axiom Buyer LLC, S+650, 1.0% Floor, 1/14/30	(d)(f)	Finance	339	335	331
Azurite Intermediate Holdings, Inc., S+650, 0.8% Floor, 3/19/31	(d)(e)	Technology	1,364	1,336	1,353
Azurite Intermediate Holdings, Inc., S+650, 0.8% Floor, 3/19/31	(d)(e)(f)	Technology	657	654	652
Bausch & Lomb Corp., S+325, 0.5% Floor, 5/10/27	(d)	Healthcare-Services	2,907	2,804	2,860
Bausch Health Cos., Inc., S+525, 0.5% Floor, 2/1/27	(d)	Pharmaceuticals	3,364	2,857	3,146
Casper BidCo SAS, E+425, 3/21/31	(d)	Consumer, Cyclical	€985	1,066	1,071
CD&R Firefly Bidco Ltd., SONIA+550, 6/21/28	(d)	Retail	£1,405	1,741	1,810
Charlotte Buyer, Inc., S+475, 0.5% Floor, 2/11/28	(d)	Healthcare-Services	$3,634	3,489	3,657
Cinemark USA, Inc., S+375, 0.5% Floor, 5/24/30	(d)	Leisure Time	1,081	1,067	1,090
Cloud Software Group, Inc., S+400, 0.5% Floor, 3/30/29	(d)	Software	2,073	2,007	2,075
ClubCorp Holdings, Inc., S+500, 9/18/26	(d)	Leisure Time	4,554	4,394	4,590
Coupa Holdings LLC, S+550, 0.8% Floor, 2/27/30	(d)(e)	Technology	1,339	1,310	1,341
Coupa Holdings LLC, S+550, 0.8% Floor, 2/27/30	(d)(e)(f)	Technology	120	118	120
Coupa Holdings LLC, S+550, 0.8% Floor, 2/27/29	(d)(e)(f)	Technology	92	90	91
Covetrus, Inc., S+500, 0.5% Floor, 10/13/29	(d)	Pharmaceuticals	1,015	967	987
Crewline Buyer, Inc., S+675, 1.0% Floor, 11/8/30	(d)(e)	Software	2,241	2,189	2,219
Crewline Buyer, Inc., S+675, 1.0% Floor, 11/8/30	(d)(e)(f)	Software	233	228	231
Crown Finance U.S., Inc., S+150, 1.0% Floor, 7/31/28	(d)	Consumer, Cyclical	6,954	7,030	7,065
Cuppa Bidco BV, E+650, 6/29/29	(d)	Finance	€650	688	707
Cuppa Bidco BV, SONIA+563, 7/30/29	(d)	Finance	£440	541	555
Delivery Hero SE, S+500, 0.5% Floor, 12/12/29	(d)	Services	$3,337	3,325	3,342
Directv Financing LLC, S+525, 0.8% Floor, 8/2/29	(d)	Media Entertainment	3,563	3,542	3,563
Disco Parent, Inc., S+750, 1.0% Floor, 3/30/29	(d)(e)	Software	5,540	5,424	5,576
Disco Parent, Inc., S+750, 1.0% Floor, 3/30/29	(d)(e)(f)	Software	554	543	558
Discovery Purchaser Corp., S+438, 0.5% Floor, 10/4/29	(d)	Finance	4,005	3,820	4,005
East Valley Tourist Development Authority, S+750, 1.0% Floor, 11/23/26	(d)(e)	Leisure Time	5,412	5,358	5,318
Endo Luxembourg Finance Co. I SARL, S+450, 0.5% Floor, 4/23/31	(d)	Pharmaceuticals	5,558	5,526	5,578
Endure Digital, Inc., S+350, 2/10/26	(d)(e)	Internet	860	787	807
Endure Digital, Inc., S+350, 2/10/26	(d)(e)(f)	Internet	200	200	188
Endure Digital, Inc., S+350, 0.8% Floor, 2/10/28	(d)	Internet	3,159	2,910	2,840
Evanston Hospital Corp., S+1025, 4/29/25	(d)(e)	Healthcare-Services	120	120	120
Global Blue Acquisition BV, E+400, 12/5/30	(d)	Finance	€1,495	1,588	1,631
Global Medical Response, Inc., S+600, 1.0% Floor, 10/31/28	(d)	Healthcare-Services	$8,599	8,380	8,410
GoTo Group, Inc., S+475, 4/28/28	(d)	Technology	3,318	3,148	2,942
Greenway Health LLC, S+675, 0.8% Floor, 4/1/29	(d)(e)	Software	1,054	1,025	1,044
Hanger, Inc., S+625, 1.0% Floor, 10/3/28	(d)(e)	Healthcare-Services	3,027	2,971	3,057
HLF Financing SARL LLC, S+675, 1.0% Floor, 4/12/29	(d)	Food	71	65	68
Houghton Mifflin Harcourt Publishing Co., S+525, 0.5% Floor, 4/9/29	(d)	Media Entertainment	4,444	4,343	4,177

See notes to unaudited consolidated schedule of investments.

1

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Houghton Mifflin Harcourt Publishing Co., S+800, 1.0% Floor, 4/7/28	(d)	Media Entertainment	$396	$383	$406
Ivanti Software, Inc., S+425, 0.8% Floor, 12/1/27	(d)	Technology	1,675	1,573	1,406
Jack Ohio Finance LLC, S+475, 0.8% Floor, 10/4/28	(d)	Lodging	1,271	1,267	1,275
Knitwell Borrower LLC, S+800, 1.0% Floor, 7/28/27	(d)(e)	Retail	6,041	5,873	6,042
LBM Acquisition LLC, S+375, 0.8% Floor, 6/6/31	(d)	Building Materials	1,441	1,329	1,392
LHS Borrower LLC, S+475, 0.5% Floor, 2/16/29	(d)	Building Materials	2,592	2,329	2,428
Lightstone Holdco LLC, S+575, 1.0% Floor, 1/29/27	(d)	Electric	3,309	3,016	3,314
Magenta Buyer LLC, S+500, 0.8% Floor, 7/27/28	(d)	Technology	312	215	157
Mallinckrodt International Finance SA, S+950, 4.5% Floor, 11/14/28	(d)	Pharmaceuticals	6,803	7,378	7,400
MB2 Dental Solutions LLC, S+600, 0.8% Floor, 2/13/31	(d)(e)(f)	Services	471	468	470
MB2 Dental Solutions LLC, S+600, 0.8% Floor, 2/13/31	(d)(e)	Services	826	818	823
Olympus Water U.S. Holding Corp., S+375, 0.5% Floor, 6/20/31	(d)	Chemicals	1,307	1,309	1,313
Olympus Water U.S. Holding Corp., E+375, 6/20/31	(d)	Chemicals	€300	323	325
Ontario Gaming GTA LP, S+425, 0.5% Floor, 8/1/30	(d)	Gaming	$801	793	805
Pediatric Associates Holding Co. LLC, S+325, 0.5% Floor, 12/29/28	(d)	Healthcare-Services	970	942	945
PMHC II, Inc., S+425, 0.5% Floor, 4/23/29	(d)	Chemicals	2,398	2,188	2,349
Quorum Health Corp., S+825, 1.0% Floor, 4/29/25	(d)	Healthcare-Services	1,086	1,079	828
Riverbed Technology, Inc., S+250, 1.0% Floor, 7/1/28	(d)	Technology	215	458	135
SCUR-Alpha 1503 GmbH, S+550, 0.5% Floor, 3/29/30	(d)	Services	3,538	3,260	3,331
Signal Parent, Inc., S+350, 0.8% Floor, 4/3/28	(d)	Services	1,180	1,049	1,072
Speed Midco 3 SARL, E+495, 6/5/31	(d)(e)	Consumer, Cyclical	€3,920	4,134	4,242
Springs Windows Fashions LLC, S+400, 0.8% Floor, 10/6/28	(d)	Housewares	$1,130	1,041	877
SVF II Finco Cayman LP, 6.0%, 12/23/25	(e)	Diversified Financial Services	2,776	2,777	2,742
Talen Energy Supply LLC, S+350, 0.5% Floor, 5/17/30	(d)	Electric	1,480	1,459	1,499
Torrid LLC, S+550, 6/14/28	(d)	Retail	1,543	1,535	1,440
U.S. Radiology Specialists, Inc., S+475, 0.5% Floor, 12/15/27	(d)	Healthcare-Services	1,251	1,251	1,255
W.R. Grace & Co., S+325, 0.5% Floor, 9/22/28	(d)	Chemicals	1,435	1,422	1,444
Worldwide Express Operations LLC, S+400, 0.8% Floor, 7/26/28	(d)	Transportation	891	860	894
WSH Services Holding Ltd., SONIA+550, 5/16/31	(d)	Retail	£995	1,239	1,289
Total Senior Secured Loans—First Lien				180,597	180,722
Unfunded Loan Commitments				(3,093)	(3,093)
Net Senior Secured Loans—First Lien				177,504	177,629
Senior Secured Loans—Second Lien—2.9%
Charlotte Buyer, Inc., S+825, 0.5% Floor, 8/11/28	(d)	Healthcare-Services	$6,550	6,214	6,550
GoTo Group, Inc., S+475, 4/28/28	(d)	Technology	615	422	256
Hexion Holdings Corp., S+744, 0.5% Floor, 3/15/30	(d)	Chemicals	14,775	12,616	13,518
Nourish Buyer I, Inc., S+650, 8/4/28	(d)	Food	2,586	2,560	2,560
Quorum Health Corp., S+1025, 1.0% Floor, 4/29/25	(d)(e)	Healthcare-Services	138	138	138
Total Senior Secured Loans—Second Lien				21,950	23,022
Senior Secured Bonds—19.9%
1011778 BC ULC/New Red Finance, Inc., 4.0%, 10/15/30	(g)(h)	Retail	2,535	2,234	2,263
1375209 BC Ltd., 9.0%, 1/30/28	(g)(h)	Pharmaceuticals	1,580	1,507	1,504
Advantage Sales & Marketing, Inc., 6.5%, 11/15/28	(g)(h)	Advertising	1,157	982	1,062
Alexandrite Monnet U.K. Holdco PLC, 10.5%, 5/15/29	(g)	Real Estate Investment Trusts	€2,427	2,608	2,737
Allwyn Entertainment Financing U.K. PLC, 7.3%, 4/30/30	(h)(i)	Entertainment	1,245	1,421	1,429
Altice France SA, 5.1%, 1/15/29	(g)(h)	Telecommunications	$304	253	211

See notes to unaudited consolidated schedule of investments.

2

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Altice France SA, 5.1%, 7/15/29	(g)(h)	Telecommunications	$313	$256	$220
Altice France SA, 5.5%, 10/15/29	(g)(h)	Telecommunications	538	401	379
AMC Networks, Inc., 10.3%, 1/15/29	(g)(h)	Media Entertainment	3,511	3,515	3,472
American Airlines, Inc. / Advantage Loyalty IP Ltd., 5.8%, 4/20/29	(g)(j)	Airlines	2,760	2,678	2,699
Bausch & Lomb Escrow Corp., 8.4%, 10/1/28	(g)	Healthcare-Products	748	745	769
Bausch Health Cos., Inc., 5.5%, 11/1/25	(g)	Pharmaceuticals	1,110	1,042	1,041
Bausch Health Cos., Inc., 5.8%, 8/15/27	(g)	Pharmaceuticals	424	341	346
Bausch Health Cos., Inc., 6.1%, 2/1/27	(g)	Pharmaceuticals	2,232	1,792	1,900
Bausch Health Cos., Inc., 11.0%, 9/30/28	(g)	Pharmaceuticals	351	290	329
Bausch Health Cos., Inc., 14.0%, 10/15/30	(g)(h)	Pharmaceuticals	149	174	129
Bishopsgate Asset Finance Ltd., 4.8%, 8/14/44	(h)	Diversified Financial Services	£190	167	173
Borr IHC Ltd. / Borr Finance LLC, 10.0%, 11/15/28	(g)(h)	Oil & Gas	$1,946	2,010	2,041
Borr IHC Ltd. / Borr Finance LLC, 10.4%, 11/15/30	(g)(h)	Oil & Gas	2,646	2,741	2,793
Calderys Financing LLC, 11.3%, 6/1/28	(g)(h)	Miscellaneous Manufacturing	1,493	1,493	1,599
Carnival Corp., 4.0%, 8/1/28	(g)(h)	Leisure Time	2,319	2,165	2,196
Carvana Co., PIK, 13.0%, 6/1/30	(g)(h)(j)	Retail	2,951	3,029	3,258
Carvana Co., PIK, 14.0%, 6/1/31	(g)(h)	Retail	1,490	1,695	1,736
Catalyst Healthcare Manchester Financing PLC, Series AMBC, 2.4%, 9/30/40	(h)	Healthcare-Services	£234	585	545
Cerdia Finanz GmbH, 10.5%, 2/15/27	(g)	Chemicals	$506	516	521
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.4%, 12/1/61	(h)	Media Entertainment	381	245	255
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5%, 4/1/63	(h)	Media Entertainment	812	619	649
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5%, 10/23/45	(h)	Media Entertainment	841	746	796
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.4%, 4/1/38	(h)	Media Entertainment	965	854	872
CHS/Community Health Systems, Inc., 6.0%, 1/15/29	(g)(h)	Healthcare-Services	2,088	1,847	1,940
Cloud Software Group, Inc., 6.5%, 3/31/29	(g)(h)(j)	Software	1,750	1,610	1,707
Cloud Software Group, Inc., 9.0%, 9/30/29	(g)(h)(j)	Software	9,118	8,169	9,073
Digicel International Finance Ltd. / Digicel international Holdings Ltd., PIK, 12.0%, 5/25/27		Telecommunications	4,433	4,300	4,405
DirecTV Financing LLC, 8.9%, 2/1/30	(g)(j)	Media Entertainment	5,683	5,595	5,695
DISH DBS Corp., 5.3%, 12/1/26	(g)(h)	Media Entertainment	7,394	6,420	6,168
Diversified Healthcare Trust, 0.0%, 1/15/26	(g)(h)(k)	Real Estate Investment Trusts	6,070	5,297	5,374
Eagle Intermediate Global Holding BV / Eagle U.S. Finance LLC, 7.5%, 5/1/25	(g)	Textiles	1,339	1,319	773
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.4%, 12/15/30	(i)	Building Materials	€1,120	1,266	1,269
Evergreen Acqco 1 LP / TVI, Inc., 9.8%, 4/26/28	(g)(h)	Retail	$3,001	3,068	3,168
Frontier Communications Holdings LLC, 8.6%, 3/15/31	(g)(h)	Telecommunications	812	784	851
GoTo Group, Inc., 5.5%, 5/1/28	(g)(h)	Telecommunications	3,666	3,168	2,887
GoTo Group, Inc., 5.5%, 5/1/28	(g)	Telecommunications	117	70	44
Grifols SA, 7.5%, 5/1/30	(i)	Pharmaceuticals	€2,275	2,400	2,590
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc., 6.6%, 1/15/32	(g)(h)	Lodging	$1,229	1,234	1,242
iHeartCommunications, Inc., 4.8%, 1/15/28	(g)(h)	Media Entertainment	1,520	881	940
Jerrold Finco PLC, 5.3%, 1/15/27	(h)(i)	Diversified Financial Services	£2,160	2,516	2,709
Jerrold Finco PLC, 7.9%, 4/15/30	(h)(i)	Diversified Financial Services	505	644	653
Latam Airlines Group SA, 13.4%, 10/15/27	(g)(h)	Airlines	$562	592	623
Latam Airlines Group SA, 13.4%, 10/15/29	(g)(h)	Airlines	2,404	2,630	2,781
LCPR Senior Secured Financing DAC, 5.1%, 7/15/29	(g)(h)(j)	Media Entertainment	3,641	3,017	3,034
LCPR Senior Secured Financing DAC, 6.8%, 10/15/27	(g)(h)	Media Entertainment	1,902	1,763	1,775

See notes to unaudited consolidated schedule of investments.

3

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Legacy LifePoint Health LLC, 4.4%, 2/15/27	(g)	Healthcare-Services	$512	$494	$495
Level 3 Financing, Inc., 10.5%, 4/15/29	(g)	Telecommunications	491	507	506
Level 3 Financing, Inc., 10.8%, 12/15/30	(g)(h)	Telecommunications	1,476	1,515	1,530
Level 3 Financing, Inc., 11.0%, 11/15/29	(g)(h)	Telecommunications	1,627	1,722	1,724
LifePoint Health, Inc., 11.0%, 10/15/30	(g)(h)	Healthcare-Services	450	438	506
Lottomatica SpA, 5.4%, 6/1/30	(i)	Media Entertainment	€445	482	490
Macy’s Retail Holdings LLC, 6.7%, 7/15/34	(g)	Retail	$1,155	968	1,018
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 14.8%, 11/14/28	(g)(h)	Pharmaceuticals	1,686	1,821	1,837
Mitchells & Butlers Finance PLC, Series C1, 6.5%, 9/15/30	(h)(i)	Retail	£719	1,099	869
Mitchells & Butlers Finance PLC, Series C2, 7.2%, 9/15/34 SONIA+199	(h)(i)(l)	Retail	972	1,163	1,115
Mitchells & Butlers Finance PLC, Series D1, 7.6%, 6/15/36 SONIA+236	(h)(i)(l)	Retail	481	552	510
Nabors Industries, Inc., 9.1%, 1/31/30	(g)(h)	Oil & Gas	$5,382	5,405	5,754
Newfold Digital Holdings Group, Inc., 11.8%, 10/15/28	(g)(h)(j)	Internet	5,500	5,587	5,562
Olympus Water U.S. Holding Corp., 7.1%, 10/1/27	(g)(h)	Chemicals	1,811	1,826	1,825
Olympus Water U.S. Holding Corp., 9.8%, 11/15/28	(g)(j)	Chemicals	3,771	3,806	4,012
Open Text Corp., 6.9%, 12/1/27	(g)(h)	Software	585	602	607
Peterborough Progress Health PLC, 5.6%, 10/2/42	(h)(i)	Healthcare-Services	£553	949	656
QVC, Inc., 4.4%, 9/1/28	(h)	Retail	$707	538	542
QVC, Inc., 5.5%, 8/15/34	(h)	Retail	622	398	393
Rocket Software, Inc., 9.0%, 11/28/28	(g)	Software	1,157	1,157	1,192
Seadrill Finance Ltd., 8.4%, 8/1/30	(g)(h)(j)	Oil & Gas	3,651	3,687	3,851
Shelf Drilling Holdings Ltd., 9.6%, 4/15/29	(g)(h)(j)	Oil & Gas	4,847	4,676	4,664
Shelf Drilling North Sea Holdings Ltd., 9.9%, 11/22/28	(h)	Oil & Gas	2,400	2,362	2,316
Solocal Group, 10.7%, 3/15/25 E+700	(l)	Internet	€115	131	29
Talen Energy Supply LLC, 8.6%, 6/1/30	(g)(h)(j)	Electric	$1,529	1,536	1,649
Tenet Healthcare Corp., 5.1%, 11/1/27	(j)	Healthcare-Services	3,029	2,980	2,977
Tenet Healthcare Corp., 6.1%, 6/15/30	(h)	Healthcare-Services	1,305	1,306	1,312
Tenet Healthcare Corp., 6.3%, 2/1/27	(h)	Healthcare-Services	718	694	720
Tenet Healthcare Corp., 6.8%, 5/15/31	(h)	Healthcare-Services	1,168	1,168	1,201
TransDigm, Inc., 6.6%, 3/1/32	(g)(h)	Aerospace/Defense	1,926	1,943	1,972
UKG, Inc., 6.9%, 2/1/31	(g)(h)	Software	1,963	1,978	2,019
Valaris Ltd., 8.4%, 4/30/30	(g)(h)	Oil & Gas	2,312	2,343	2,422
Venture Global Calcasieu Pass LLC, 3.9%, 11/1/33	(g)(h)	Pipelines	1,376	1,155	1,194
Venture Global Calcasieu Pass LLC, 4.1%, 8/15/31	(g)(h)	Pipelines	2,043	1,788	1,859
WR Grace Holdings LLC, 7.4%, 3/1/31	(g)(h)	Chemicals	445	445	457
Total Senior Secured Bonds				154,915	157,410
Unsecured Bonds—37.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.5%, 7/15/25	(h)	Diversified Financial Services	1,818	1,834	1,834
AHP Health Partners, Inc., 5.8%, 7/15/29	(g)(h)	Healthcare-Services	3,471	3,117	3,318
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.9%, 2/15/28	(g)(h)	Food	564	535	560
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.5%, 3/15/26	(g)(h)	Food	1,449	1,468	1,471
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.6%, 6/15/29	(g)(h)	Coal	2,898	2,898	3,049
Ally Financial, Inc., Series B, 4.7%, 5/15/26 (fixed, converts to FRN on 5/15/26)	(h)(l)(m)	Diversified Financial Services	2,937	2,464	2,702
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.6%, 2/1/32	(g)(h)	Pipelines	2,088	2,091	2,132
Archrock Partners LP / Archrock Partners Finance Corp., 6.3%, 4/1/28	(g)(h)(j)	Oil & Gas	1,732	1,683	1,729
Avient Corp., 7.1%, 8/1/30	(g)(h)	Chemicals	913	913	939
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.4%, 3/1/29	(g)(h)	Commercial Services	555	509	508

See notes to unaudited consolidated schedule of investments.

4

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.0%, 2/15/31	(g)(h)	Commercial Services	$819	$812	$813
Bank of America Corp., 3.4%, 1/23/26 (fixed, converts to FRN on 1/23/25)	(j)(l)	Banks	8,202	8,074	8,120
Bank of America Corp., MTN, 3.4%, 4/2/26 (fixed, converts to FRN on 4/2/25)	(h)(l)	Banks	2,663	2,616	2,628
Bank of Ireland Group PLC, 6.0% 9/1/25 (fixed, converts to FRN on 9/1/25)	(h)(i)(l)(m)	Banks	€1,780	1,939	1,932
Bank of Ireland Group PLC, 7.5%, 5/19/25 (fixed, converts to FRN on 5/19/25)	(h)(i)(l)(m)	Banks	2,340	2,401	2,580
Bausch Health Cos., Inc., 5.3%, 1/30/30	(g)(h)	Pharmaceuticals	$1,264	598	640
BAWAG Group AG, 5.0%, 5/14/25 (fixed, converts to FRN on 5/14/25)	(h)(i)(l)(m)	Banks	€400	338	424
BellRing Brands, Inc., 7.0%, 3/15/30	(g)(h)(j)	Pharmaceuticals	$2,291	2,291	2,363
Berkeley Group PLC, 2.5%, 8/11/31	(h)(i)	Home Builders	£821	742	844
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.0%, 7/15/29	(g)	Pipelines	$400	400	411
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.3%, 7/15/32	(g)	Pipelines	801	801	834
Bombardier, Inc., 7.0%, 6/1/32	(g)(h)	Aerospace/Defense	1,081	1,092	1,107
Buckeye Partners LP, 4.1%, 3/1/25	(g)	Pipelines	339	334	335
Buckeye Partners LP, 5.6%, 10/15/44	(h)	Pipelines	961	705	797
Buckeye Partners LP, 5.9%, 11/15/43	(h)	Pipelines	1,610	1,303	1,430
Builders FirstSource, Inc., 6.4%, 6/15/32	(g)(h)	Building Materials	1,312	1,251	1,332
C&W Senior Financing DAC, 6.9%, 9/15/27	(g)(h)	Telecommunications	784	720	766
Calpine Corp., 5.0%, 2/1/31	(g)(h)	Electric	1,588	1,370	1,501
Capital One Financial Corp., Series M, 4.0%, 9/1/26 (fixed, converts to FRN on 9/1/26)	(h)(l)(m)	Diversified Financial Services	2,262	1,862	2,093
Capital One Financial Corp., 5.0%, 7/24/26 (fixed, converts to FRN on 7/24/25)	(h)(l)	Diversified Financial Services	937	930	933
Carnival Holdings Bermuda Ltd., 10.4%, 5/1/28	(g)(h)(j)	Leisure Time	5,598	5,998	6,055
CCO Holdings LLC / CCO Holdings Capital Corp., 4.3%, 2/1/31	(g)(h)	Media Entertainment	380	308	324
CCO Holdings LLC / CCO Holdings Capital Corp., 4.5%, 5/1/32	(h)	Media Entertainment	786	610	659
Chemours Co., 5.8%, 11/15/28	(g)(h)	Chemicals	3,949	3,587	3,699
Cinemark USA, Inc., 5.3%, 7/15/28	(g)(j)	Entertainment	1,513	1,396	1,464
Cinemark USA, Inc., 7.0%, 8/1/32	(g)	Media Entertainment	407	407	414
Consolidated Energy Finance SA, 5.6%, 10/15/28	(g)(h)	Chemicals	199	166	159
Consolidated Energy Finance SA, 12.0%, 2/15/31	(g)	Chemicals	1,337	1,337	1,322
Crocs, Inc., 4.1%, 8/15/31	(g)(h)	Apparel	639	523	562
Crocs, Inc., 4.3%, 3/15/29	(g)(h)	Apparel	334	292	308
CSC Holdings LLC, 3.4%, 2/15/31	(g)(h)	Media Entertainment	987	669	657
CSC Holdings LLC, 4.1%, 12/1/30	(g)(h)	Media Entertainment	2,007	1,463	1,392
CSC Holdings LLC, 4.5%, 11/15/31	(g)(h)	Media Entertainment	4,301	3,155	2,970
CSC Holdings LLC, 5.4%, 2/1/28	(g)(h)	Media Entertainment	401	333	319
CSC Holdings LLC, 6.5%, 2/1/29	(g)(h)	Media Entertainment	7,208	6,238	5,558
CTEC II GmbH, 5.3%, 2/15/30	(h)(i)	Miscellaneous Manufacturing	€1,024	997	1,039
DaVita, Inc., 4.6%, 6/1/30	(g)(h)(j)	Healthcare-Services	$2,573	2,146	2,358
Dealer Tire LLC / DT Issuer LLC, 8.0%, 2/1/28	(g)(h)	Distribution/Wholesale	1,403	1,326	1,403
Deutsche Bank AG, 10.0%, 12/1/27 (fixed, converts to FRN on 12/1/27)	(h)(i)(l)(m)	Banks	€1,200	1,336	1,420
DISH DBS Corp., 5.1%, 6/1/29		Media Entertainment	$819	473	344
DISH DBS Corp., 7.4%, 7/1/28		Media Entertainment	547	348	258
DT Midstream, Inc., 4.1%, 6/15/29	(g)(h)	Pipelines	625	592	585
DT Midstream, Inc., 4.4%, 6/15/31	(g)(h)	Pipelines	1,349	1,315	1,245
Elastic NV, 4.1%, 7/15/29	(g)(h)	Software	1,083	976	1,000
Encino Acquisition Partners Holdings LLC, 8.5%, 5/1/28	(g)(h)	Oil & Gas	964	944	990
Encino Acquisition Partners Holdings LLC, 8.8%, 5/1/31	(g)(h)	Oil & Gas	3,257	3,264	3,421

See notes to unaudited consolidated schedule of investments.

5

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Energy Transfer LP, Series G, 7.1%, 5/15/30 (fixed, converts to FRN on 5/15/30)	(h)(l)(m)	Pipelines	$4,300	$3,645	$4,297
EnLink Midstream Partners LP, 5.1%, 4/1/45	(h)	Pipelines	1,642	1,208	1,367
EnLink Midstream Partners LP, 5.5%, 6/1/47	(h)	Pipelines	1,021	806	900
EnLink Midstream Partners LP, 5.6%, 4/1/44	(h)	Pipelines	1,055	878	948
EnLink Midstream Partners LP, Series C, S+430, 9/3/24	(h)(l)(m)	Pipelines	3,659	3,157	3,646
EP Infrastructure AS, 1.8%, 3/2/31	(h)(i)	Gas	€4,048	3,425	3,618
EQM Midstream Partners LP, 6.0%, 7/1/25	(g)(h)(j)	Pipelines	$2,449	2,441	2,450
First Horizon Bank, 5.8%, 5/1/30		Banks	1,211	1,170	1,190
First Horizon Corp., 4.0%, 5/26/25	(h)	Banks	3,720	3,654	3,661
Ford Motor Credit Co. LLC, 2.3%, 2/10/25	(h)	Auto Manufacturers	448	440	440
Ford Motor Credit Co. LLC, 3.6%, 6/17/31	(h)	Auto Manufacturers	1,491	1,270	1,307
Ford Motor Credit Co. LLC, 4.1%, 8/4/25	(h)	Auto Manufacturers	1,895	1,862	1,869
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(h)	Auto Manufacturers	222	228	216
Ford Motor Credit Co. LLC, 4.7%, 6/9/25	(h)	Auto Manufacturers	438	434	434
Ford Motor Credit Co. LLC, 5.1%, 6/16/25	(h)	Auto Manufacturers	902	896	898
Ford Motor Credit Co. LLC, 7.4%, 11/4/27	(h)	Auto Manufacturers	471	471	496
Ford Motor Credit Co. LLC, 7.4%, 3/6/30		Auto Manufacturers	960	970	1,031
Frontier Florida LLC, Series E, 6.9%, 2/1/28	(h)	Telecommunications	1,477	1,423	1,502
Frontier North, Inc., Series G, 6.7%, 2/15/28	(h)	Telecommunications	5,029	4,886	4,994
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.8%, 5/31/32	(g)(h)	Auto Parts & Equipment	1,370	1,374	1,394
HBOS PLC, 6.0%, 11/1/33	(g)	Banks	505	506	510
HCA, Inc., 5.4%, 2/1/25	(h)(j)	Healthcare-Services	4,607	4,600	4,599
Heimstaden Bostad Treasury BV, EMTN, 0.8%, 9/6/29	(h)(i)	Real Estate	€1,695	1,365	1,443
Heimstaden Bostad Treasury BV, EMTN, 1.6%, 10/13/31	(h)(i)	Real Estate Investment Trusts	760	620	619
Helix Energy Solutions Group, Inc., 9.8%, 3/1/29	(g)(h)	Oil & Gas	$2,846	2,871	3,043
Hess Midstream Operations LP, 4.3%, 2/15/30	(g)(j)	Pipelines	1,020	916	947
Hess Midstream Operations LP, 5.1%, 6/15/28	(g)(h)	Pipelines	202	189	197
Hilton Domestic Operating Co., Inc., 5.4%, 5/1/25	(g)(h)	Lodging	1,728	1,727	1,727
Hilton Domestic Operating Co., Inc., 6.1%, 4/1/32	(g)(h)	Lodging	1,563	1,572	1,580
Howard Midstream Energy Partners LLC, 7.4%, 7/15/32	(g)(h)	Pipelines	1,464	1,464	1,509
Howard Midstream Energy Partners LLC, 8.9%, 7/15/28	(g)(h)	Pipelines	568	573	605
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.0%, 7/1/28	(g)(h)	Chemicals	2,402	2,397	2,412
Intesa Sanpaolo SpA, 4.2%, 6/1/32 (fixed, converts to FRN on 6/1/31)	(g)(h)(l)	Banks	813	662	704
Intesa Sanpaolo SpA, 5.7%, 1/15/26	(g)(h)	Banks	2,015	2,002	2,014
JPMorgan Chase & Co., 2.0%, 3/13/26 (fixed, converts to FRN on 3/13/25)	(h)(l)	Banks	1,609	1,562	1,576
LBM Acquisition LLC, 6.3%, 1/15/29	(g)(h)	Retail	2,160	1,902	1,911
Life Time, Inc., 8.0%, 4/15/26	(g)(h)(j)	Leisure Time	2,184	2,180	2,215
LifePoint Health, Inc., 5.4%, 1/15/29	(g)	Healthcare-Services	163	147	148
Lloyds Banking Group PLC, 7.5%, 9/27/25 (fixed, converts to FRN on 9/27/25)	(h)(l)(m)	Banks	1,505	1,476	1,514
Lloyds Banking Group PLC, 8.5%, 9/27/27 (fixed, converts to FRN on 9/27/27)	(h)(l)(m)	Banks	£3,279	3,774	4,366
Lloyds Banking Group PLC, 8.5% 3/27/28 (fixed, converts to FRN on 3/27/28)	(h)(l)(m)	Banks	1,090	1,420	1,451
Matador Resources Co., 6.5%, 4/15/32	(g)(h)	Oil & Gas	$1,289	1,288	1,296
Mativ Holdings, Inc., 6.9%, 10/1/26	(g)(h)	Chemicals	152	149	152
MGM Resorts International, 4.6%, 9/1/26	(h)	Lodging	1,953	1,917	1,916
MGM Resorts International, 5.8%, 6/15/25	(h)	Lodging	618	616	618
MGM Resorts International, 6.5%, 4/15/32	(h)	Lodging	1,195	1,182	1,200
Mineral Resources Ltd., 8.5%, 5/1/30	(g)(h)	Iron/Steel	585	588	611
Mineral Resources Ltd., 9.3%, 10/1/28	(g)(h)	Iron/Steel	1,556	1,556	1,657

See notes to unaudited consolidated schedule of investments.

6

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
MIWD Holdco II LLC / MIWD Finance Corp., 5.5%, 2/1/30	(g)	Building Materials	$3,511	$2,989	$3,288
Moss Creek Resources Holdings, Inc., 10.5%, 5/15/27	(g)(h)	Oil & Gas	210	210	215
MPT Operating Partnership LP / MPT Finance Corp., 1.0%, 10/15/26	(h)	Real Estate Investment Trusts	€4,045	3,570	3,452
MPT Operating Partnership LP / MPT Finance Corp., 3.5%, 3/15/31	(h)	Real Estate Investment Trusts	$1,932	1,365	1,271
MPT Operating Partnership LP / MPT Finance Corp., 3.7%, 6/5/28	(h)	Real Estate Investment Trusts	£1,122	1,059	1,035
MPT Operating Partnership LP / MPT Finance Corp., 4.6%, 8/1/29	(h)	Real Estate Investment Trusts	$3,639	2,760	2,645
MPT Operating Partnership LP / MPT Finance Corp., 5.0%, 10/15/27	(h)	Real Estate Investment Trusts	15	12	12
MPT Operating Partnership LP/MPT Finance Corp., 2.5%, 3/24/26	(h)	Real Estate Investment Trusts	£3,046	3,374	3,346
Nationstar Mortgage Holdings, Inc., 7.1%, 2/1/32	(g)(h)	Diversified Financial Services	$912	905	932
NatWest Group PLC, 8.0%, 8/10/25 (fixed, converts to FRN on 8/10/25)	(h)(l)(m)	Banks	6,632	6,547	6,710
NCL Corp. Ltd., 7.8%, 2/15/29	(g)(h)	Leisure Time	1,366	1,396	1,439
Necessity Retail REIT, Inc. / American Finance Operating Partner LP, 4.5%, 9/30/28	(g)(h)	Real Estate Investment Trusts	1,502	1,263	1,369
Newfold Digital Holdings Group, Inc., 6.0%, 2/15/29	(g)(h)	Internet	1,564	1,219	1,088
Nokia OYJ, 6.6%, 5/15/39	(h)	Telecommunications	1,686	1,646	1,706
NRG Energy, Inc., 3.6%, 2/15/31	(g)(h)	Electric	2,622	2,159	2,296
NRG Energy, Inc., 3.9%, 2/15/32	(g)	Electric	1,977	1,573	1,728
NRG Energy, Inc., 5.3%, 6/15/29	(g)(h)	Electric	1,183	1,075	1,151
NRG Energy, Inc., 10.3%, 3/15/28 (fixed, converts to FRN on 3/15/28)	(g)(h)(l)(m)	Electric	6,552	6,368	7,265
Occidental Petroleum Corp., 6.5%, 9/15/36	(h)	Oil & Gas	1,522	1,579	1,627
Occidental Petroleum Corp., 6.6%, 3/15/46	(h)	Oil & Gas	138	142	147
Occidental Petroleum Corp., 8.0%, 6/15/39	(h)	Oil & Gas	632	751	752
Olympus Water U.S. Holding Corp., 5.4%, 10/1/29	(h)(i)	Chemicals	€1,406	1,317	1,399
Olympus Water U.S. Holding Corp., 6.3%, 10/1/29	(g)(h)	Chemicals	$1,734	1,588	1,593
OneMain Finance Corp., 4.0%, 9/15/30	(h)	Diversified Financial Services	20	20	18
OneMain Finance Corp., 5.4%, 11/15/29	(h)	Diversified Financial Services	761	678	732
OneMain Finance Corp., 7.5%, 5/15/31		Diversified Financial Services	657	657	676
Open Text Corp., 3.9%, 12/1/29	(g)(h)	Software	137	114	124
Open Text Holdings, Inc., 4.1%, 12/1/31	(g)(h)	Software	606	492	542
Penn Entertainment, Inc., 4.1%, 7/1/29	(g)(h)	Entertainment	674	562	597
Permian Resources Operating LLC, 9.9%, 7/15/31	(g)(h)	Oil & Gas	1,412	1,444	1,574
Petroleos Mexicanos, 6.0%, 1/28/31	(h)	Oil & Gas	735	574	607
Petroleos Mexicanos, 6.5%, 1/23/29	(h)	Oil & Gas	355	316	323
Petroleos Mexicanos, 6.6%, 6/15/35	(h)	Oil & Gas	1,507	1,127	1,171
Pike Corp., 8.6%, 1/31/31	(g)(h)	Electric	1,894	1,954	2,039
Plains All American Pipeline LP, Series B, S+430, 9/3/24	(h)(l)(m)	Pipelines	502	461	503
PNC Financial Services Group, Inc., Series W, 6.3% 3/15/30 (fixed, converts to FRN on 3/15/30)	(h)(l)(m)	Banks	2,095	2,053	2,048
Post Holdings, Inc., 5.5%, 12/15/29	(g)(h)	Food	823	779	799
Raising Cane’s Restaurants LLC, 9.4%, 5/1/29	(g)(h)	Retail	919	919	993
RingCentral, Inc., 8.5%, 8/15/30	(g)(h)(j)	Software	2,294	2,293	2,412
Royal Caribbean Cruises Ltd., 6.0%, 2/1/33	(g)(n)	Leisure Time	578	578	583
Royal Caribbean Cruises Ltd., 6.3%, 3/15/32	(g)(h)	Leisure Time	608	614	620
Royal Caribbean Cruises Ltd., 9.3%, 1/15/29	(g)(h)(j)	Leisure Time	3,366	3,559	3,600
SeaWorld Parks & Entertainment, Inc., 5.3%, 8/15/29	(g)(h)	Entertainment	1,273	1,117	1,214

See notes to unaudited consolidated schedule of investments.

7

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Service Properties Trust, 5.5%, 12/15/27	(h)(j)	Real Estate Investment Trusts	$1,500	$1,371	$1,431
Signal Parent, Inc., 6.1%, 4/1/29	(g)(h)	Commercial Services	92	90	63
Sirius XM Radio, Inc., 3.9%, 9/1/31	(g)(h)	Media Entertainment	1,544	1,219	1,291
SoftBank Group Corp., 3.1%, 1/6/25	(h)(i)	Telecommunications	435	429	428
SoftBank Group Corp., 3.1%, 9/19/25	(h)(i)	Telecommunications	€933	1,001	995
SoftBank Group Corp., 4.5%, 4/20/25	(h)(i)	Telecommunications	879	954	951
Solocal Group, E+700, 12/31/99	(l)	Internet	10	—	—
Sprint LLC, 7.6%, 2/15/25	(h)	Telecommunications	$5,418	5,450	5,450
Standard Industries, Inc., 4.4%, 7/15/30	(g)(h)	Building Materials	2,872	2,589	2,618
Station Casinos LLC, 4.6%, 12/1/31	(g)(h)(j)	Lodging	953	774	869
Sterling Entertainment Enterprises LLC, 10.3%, 1/15/25	(e)	Media Entertainment	813	801	805
Terex Corp., 5.0%, 5/15/29	(g)(h)	Machinery-Construction & Mining	723	679	695
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/25	(h)	Pharmaceuticals	€1,189	1,280	1,289
Teva Pharmaceutical Finance Netherlands II BV, 6.0%, 1/31/25	(h)	Pharmaceuticals	670	727	729
Teva Pharmaceutical Finance Netherlands III BV, 7.1%, 1/31/25	(h)	Pharmaceuticals	$1,756	1,762	1,764
Thor Industries, Inc., 4.0%, 10/15/29	(g)(h)	Home Builders	3,221	2,752	2,907
TI Automotive Finance PLC, 3.8%, 4/15/29	(h)(i)	Auto Parts & Equipment	€2,799	2,811	2,822
Tidewater, Inc., 10.4%, 7/3/28	(g)(h)	Oil & Gas	$1,100	1,091	1,188
TransDigm, Inc., 5.5%, 11/15/27	(h)	Aerospace/Defense	2,346	2,298	2,318
TUI Cruises GmbH, 6.5%, 5/15/26	(h)(i)	Leisure Time	€5,180	5,484	5,661
Twilio, Inc., 3.9%, 3/15/31	(h)	Software	$1,801	1,585	1,619
Uber Technologies, Inc., 8.0%, 11/1/26	(g)(h)	Internet	2,134	2,146	2,145
UniCredit SpA, 7.3%, 4/2/34 (fixed, converts to FRN on 4/2/29)	(g)(h)(l)	Banks	985	1,012	1,023
United Rentals North America, Inc., 3.8%, 1/15/32	(h)	Commercial Services	2,337	2,030	2,065
Vibrantz Technologies, Inc., 9.0%, 2/15/30	(g)(h)	Chemicals	3,751	3,500	3,362
VICI Properties LP / VICI Note Co., Inc., 4.6%, 6/15/25	(g)(h)	Real Estate Investment Trusts	907	895	899
Viking Cruises Ltd., 7.0%, 2/15/29	(g)(h)(j)	Leisure Time	3,603	3,363	3,641
Viper Energy, Inc., 7.4%, 11/1/31	(g)(h)	Oil & Gas	706	706	741
Vistra Corp., 7.0%, 12/15/26 (fixed, converts to FRN on 12/15/26)	(g)(h)(l)(m)	Electric	972	891	978
Vistra Corp., 8.0%, 10/15/26 (fixed, converts to FRN on 10/15/26)	(g)(h)(l)(m)	Electric	2,873	2,807	2,950
Vistra Corp., Series C, 8.9%, 1/15/29 (fixed, converts to FRN on 1/15/29)	(g)(h)(l)(m)	Electric	3,259	3,334	3,433
Vodafone Group PLC, 4.1%, 6/4/81 (fixed, converts to FRN on 3/4/31)	(l)	Telecommunications	420	369	370
WR Grace Holdings LLC, 5.6%, 8/15/29	(g)(h)	Chemicals	1,573	1,349	1,441
XPO, Inc., 7.1%, 2/1/32	(g)(h)(j)	Transportation	1,090	1,090	1,128
Yum! Brands, Inc., 3.6%, 3/15/31	(h)	Retail	1,751	1,555	1,563
Yum! Brands, Inc., 4.6%, 1/31/32	(h)	Retail	577	533	539
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.9%, 2/1/29	(g)(h)	Software	1,817	1,608	1,661
Total Unsecured Bonds				291,662	300,721
Collateralized Loan Obligation (CLO) / Structured Credit—29.3%
37 Capital CLO 1 Ltd., Series 2021-1A, Class D, ABS, S+378, 10/15/34	(g)(l)	USD CLO	655	620	654
Accunia European CLO II DAC, Series 2X, Class D, ABS, E+300, 10/15/30	(i)(l)	EUR CLO	€670	666	726
Accunia European CLO III DAC, Series 3X, Class D, ABS, E+305, 1/20/31	(i)(l)	EUR CLO	240	274	260
Alba PLC, Series 2007-1, Class C, CMO, SONIA+41, 3/17/39	(i)(l)	GBP CLO	£455	494	554

See notes to unaudited consolidated schedule of investments.

8

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Alinea CLO Ltd., Series 2018-1A, Class D, ABS, S+336, 7/20/31	(g)(l)	USD CLO	$595	$585	$596
Allegro CLO X Ltd., Series 2019-1A, Class CRR, ABS, S+205, 4/20/32	(g)(l)(n)	USD CLO	1,635	1,635	1,635
Allegro CLO X Ltd., Series 2019-1A, Class DRR, ABS, S+305, 4/20/32	(g)(l)(n)	USD CLO	2,455	2,455	2,455
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, ABS, 7.9%, 5/17/32	(g)	Asset-Backed - Automobile	267	267	270
Anchorage Capital CLO 20 Ltd., Series 2021-20A, Class D, ABS, S+391, 1/20/35	(g)(l)	USD CLO	455	424	452
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class DR2, ABS, S+386, 10/27/34	(g)(l)	USD CLO	250	229	250
Anchorage Capital CLO Ltd., Series 2018-10A, Class CR, ABS, S+205, 10/15/31	(g)(l)	USD CLO	700	700	700
Anchorage Capital CLO Ltd., Series 2018-10A, Class DR, ABS, S+295, 10/15/31	(g)(l)	USD CLO	1,135	1,135	1,135
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class CR, ABS, E+240, 4/15/34	(i)(l)	EUR CLO	€410	377	446
Anchorage Capital Europe CLO 3 DAC, Series 3X, Class D, ABS, E+380, 7/15/32	(i)(l)	EUR CLO	745	796	808
Anchorage Credit Funding 10 Ltd., Series 2020-10A, Class EV, ABS, 7.1%, 4/25/38	(g)	USD CLO	$250	236	229
Anchorage Credit Funding 12 Ltd., Series 2020-12A, Class D, ABS, 5.9%, 10/25/38	(g)	USD CLO	295	295	280
Anchorage Credit Funding 2 Ltd., Series 2015-2A, Class ERV, ABS, 7.0%, 4/25/38	(g)	USD CLO	250	233	233
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class DR, ABS, 5.8%, 1/28/39	(g)	USD CLO	250	250	236
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class ER, ABS, 7.2%, 1/28/39	(g)	USD CLO	410	388	377
Anchorage Credit Funding 6 Ltd., Series 2018-6A, Class E, ABS, 6.9%, 7/25/36	(g)	USD CLO	570	549	536
Apex Credit CLO Ltd., Series 2018-1A, Class C, ABS, S+221, 4/25/31	(g)(l)	USD CLO	1,375	1,325	1,375
Apidos CLO XII Ltd., Series 2013-12A, Class DRR, ABS, S+280, 4/15/31	(g)(l)	USD CLO	1,170	1,170	1,170
Apidos CLO XXVIII Ltd., Series 2017-28A, Class C, ABS, S+276, 1/20/31	(g)(l)	USD CLO	835	813	835
Aqueduct European CLO DAC, Series 2019-4X, Class CR, ABS, E+200, 7/15/32	(i)(l)	EUR CLO	€525	527	564
Arbour CLO VII DAC, Series 7A, Class B2E, ABS, E+180, 3/15/33	(g)(l)	EUR CLO	250	239	271
ARES European CLO IX DAC, Series 9X, Class C, ABS, E+155, 10/14/30	(i)(l)	EUR CLO	715	760	774
ARES European CLO IX DAC, Series 9X, Class E, ABS, E+440, 10/14/30	(i)(l)	EUR CLO	290	321	314
ARES European CLO VI DAC, Series 2013-6X, Class ER, ABS, E+530, 4/15/30	(i)(l)	EUR CLO	340	386	369
ARES European CLO X DAC, Series 10X, Class CR, ABS, E+190, 10/15/31	(i)(l)	EUR CLO	795	816	853
ARES European CLO XII DAC, Series 12X, Class DR, ABS, E+300, 4/20/32	(i)(l)	EUR CLO	290	304	314
ARES XL CLO Ltd., Series 2016-40A, Class BRR, ABS, S+206, 1/15/29	(g)(l)	USD CLO	$350	337	351
ARES XLIX CLO Ltd., Series 2018-49A, Class D, ABS, S+326, 7/22/30	(g)(l)	USD CLO	250	246	250
ARES XXVIIIR CLO Ltd., Series 2018-28RA, Class CR, ABS, S+210, 10/17/30	(g)(l)	USD CLO	890	892	890
ARES XXXVII CLO Ltd., Series 2015-4A, Class CRR, ABS, S+275, 10/15/30	(g)(l)	USD CLO	2,230	2,230	2,235
ARES XXXVR CLO Ltd., Series 2015-35RA, Class D, ABS, S+326, 7/15/30	(g)(l)	USD CLO	250	250	251

See notes to unaudited consolidated schedule of investments.

9

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Armada Euro CLO III DAC, Series 3A, Class DR, ABS, E+330, 7/15/31	(g)(l)	EUR CLO	€880	$864	$954
ARZ Trust, Series 2024-BILT, Class E, 7.5%, 6/11/29	(g)	Commercial MBS	$25	25	26
ARZ Trust, Series 2024-BILT, Class F, 8.3%, 6/11/29	(g)	Commercial MBS	995	995	1,025
ARZ Trust, Series 2024-BILT, Class G, 8.8%, 6/11/29	(g)	Commercial MBS	115	115	119
Atrium IX, Series 9A, Class CR2, ABS, S+226, 5/28/30	(g)(h)(j)(l)	USD CLO	2,520	2,419	2,528
Atrium IX, Series 9A, Class DR, ABS, S+386, 5/28/30	(g)(l)	USD CLO	1,195	1,180	1,199
Atrium XIII, Series 13A, Class C, ABS, S+206, 11/21/30	(g)(l)	USD CLO	430	418	430
Atrium XIV LLC, Series 14A, Class D, ABS, S+321, 8/23/30	(g)(l)	USD CLO	250	240	250
Aurium CLO III DAC, Series 3X, Class D, ABS, E+310, 4/16/30	(i)(l)	EUR CLO	€300	318	325
Aurium CLO IV DAC, Series 4X, Class D, ABS, E+230, 1/16/31	(i)(l)	EUR CLO	305	308	326
Aurium CLO VII DAC, Series 7X, Class D, ABS, E+310, 5/15/34	(i)(l)	EUR CLO	380	396	411
Avoca Capital CLO X Ltd., Series 10X, Class DRR, ABS, E+310, 4/15/35	(i)(l)	EUR CLO	1,130	1,131	1,220
Avoca CLO XI DAC, Series 11X, Class ER, ABS, E+500, 7/15/30	(i)(l)	EUR CLO	210	227	228
Avoca CLO XIII DAC, Series 13X, Class ERR, ABS, E+622, 4/15/34	(i)(l)	EUR CLO	240	231	260
Avoca CLO XIX DAC, Series 19X, Class D, ABS, E+320, 10/15/31	(i)(l)	EUR CLO	840	868	910
Avoca CLO XV DAC, Series 15X, Class ER, ABS, E+413, 4/15/31	(i)(l)	EUR CLO	360	389	384
Avoca CLO XVII DAC, Series 17X, Class CRR, ABS, E+215, 10/15/32	(i)(l)	EUR CLO	860	892	932
Avoca CLO XVIII DAC, Series 18X, Class E, ABS, E+460, 4/15/31	(i)(l)	EUR CLO	195	216	211
Avoca CLO XXII DAC, Series 22A, Class D, ABS, E+290, 4/15/35	(g)(l)	EUR CLO	360	322	387
Avoca CLO XXIII DAC, Series 23X, Class D, ABS, E+305, 4/15/34	(i)(l)	EUR CLO	285	275	310
Avoca CLO XXVI DAC, Series 26X, Class B1, ABS, E+175, 4/15/35	(i)(l)	EUR CLO	355	380	385
Bain Capital Euro CLO DAC, Series 2018-2X, Class D, ABS, E+320, 1/20/32	(i)(l)	EUR CLO	370	362	401
Bain Capital Euro CLO DAC, Series 2021-2X, Class D, ABS, E+340, 7/17/34	(i)(l)	EUR CLO	355	374	379
Barings Euro CLO DAC, Series 2018-2X, Class D, ABS, E+320, 10/15/31	(i)(l)	EUR CLO	920	1,080	996
Barings Euro CLO DAC, Series 2018-3A, Class DE, ABS, E+370, 7/27/31	(g)(l)	EUR CLO	480	525	520
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, ABS, S+226, 10/15/30	(g)(l)	USD CLO	$400	387	401
Betony CLO 2 Ltd., Series 2018-1A, Class C, ABS, S+316, 4/30/31	(g)(l)	USD CLO	595	578	597
Bilbao CLO I DAC, Series 1X, Class B, ABS, E+170, 7/20/31	(i)(l)	EUR CLO	€515	529	558
Bilbao CLO I DAC, Series 1X, Class C, ABS, E+255, 7/20/31	(i)(l)	EUR CLO	550	569	596
Bilbao CLO II DAC, Series 2X, Class BR, ABS, E+210, 8/20/35	(i)(l)	EUR CLO	495	517	536
Bilbao CLO III DAC, Series 3X, Class BR, ABS, E+200, 5/17/34	(i)(l)	EUR CLO	490	510	527
Birch Grove CLO 2 Ltd., Series 2021-2A, Class D2, ABS, S+522, 10/19/34	(g)(l)	USD CLO	$605	599	598
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D2, ABS, S+537, 1/19/35	(g)(l)	USD CLO	885	876	875
Black Diamond CLO DAC, Series 2017-2X, Class CNE, ABS, E+195, 1/20/32	(i)(l)	EUR CLO	€590	611	639

See notes to unaudited consolidated schedule of investments.

10

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Black Diamond CLO Ltd., Series 2017-1A, Class C, ABS, S+421, 4/24/29	(g)(l)	USD CLO	$590	$581	$592
BlackRock European CLO 1 DAC, Series 1X, Class DR, ABS, E+230, 3/15/31	(i)(l)	EUR CLO	€300	301	325
BlackRock European CLO IV DAC, Series 4X, Class D, ABS, E+265, 7/15/30	(i)(l)	EUR CLO	900	942	975
BlackRock European CLO X DAC, Series 10X, Class B1R, ABS, E+178, 10/15/34	(i)(l)	EUR CLO	260	267	281
BlueMountain CLO Ltd., Series 2015-4A, Class CR, ABS, S+216, 4/20/30	(g)(l)	USD CLO	$1,080	1,058	1,084
BlueMountain CLO Ltd., Series 2018-1A, Class C, ABS, S+231, 7/30/30	(g)(l)	USD CLO	250	244	250
BlueMountain Fuji EUR CLO V DAC, Series 5X, Class C, ABS, E+245, 1/15/33	(i)(l)	EUR CLO	€865	870	940
BlueMountain Fuji EUR CLO V DAC, Series 5X, Class D, ABS, E+385, 1/15/33	(i)(l)	EUR CLO	160	164	174
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class D, ABS, S+266, 1/15/30	(g)(l)	USD CLO	$250	240	247
BNPP AM Euro CLO DAC, Series 2017-1X, Class B, ABS, E+155, 10/15/31	(i)(l)	EUR CLO	€380	396	410
BNPP AM Euro CLO DAC, Series 2019-1X, Class DR, ABS, E+305, 7/22/32	(i)(l)	EUR CLO	525	567	567
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class F, S+522, 5/15/39	(g)(l)	Commercial MBS	$570	575	571
Bosphorus CLO V DAC, Series 5A, Class DE, ABS, E+480, 12/12/32	(g)(l)	EUR CLO	€320	354	347
BRAVO Residential Funding Trust, Series 2024-NQM5, Class B-1, ABS, 7.4%, 6/25/64	(g)(l)(n)	USD CLO	$800	800	800
BRAVO Residential Funding Trust, Series 2023-NQM7, Class B1, CMO, 8.0%, 9/25/63	(g)(l)	USD CLO	1,195	1,189	1,215
BRAVO Residential Funding Trust, Series 2024-NQM1, Class B1, ABS, 8.0%, 12/1/63	(g)	USD CLO	511	511	526
BRAVO Residential Funding Trust, Series 2024-NQM3, Class B1, CMO, 8.1%, 3/25/64	(g)(l)	USD CLO	755	755	779
BRAVO Residential Funding Trust, Series 2024-NQM5, Class B-2, ABS, 8.2%, 6/25/64	(g)(l)(n)	USD CLO	970	946	946
BRAVO Residential Funding Trust, Series 2024-NQM1, Class B2, ABS, 8.2%, 12/1/63	(g)(l)	USD CLO	220	210	219
BRAVO Residential Funding Trust, Series 2024-NQM3, Class B2, CMO, 8.4%, 3/25/64	(g)(l)	USD CLO	400	392	400
Bridgepoint CLO 2 DAC, Series 2X, Class C, ABS, E+200, 4/15/35	(i)(l)	EUR CLO	€300	294	323
Bridgepoint CLO 2 DAC, Series 2X, Class D, ABS, E+300, 4/15/35	(i)(l)	EUR CLO	310	310	339
Bridgepoint CLO 3 DAC, Series 3X, Class D, ABS, E+340, 1/15/36	(i)(l)	EUR CLO	290	293	319
Business Jet Securities LLC, Series 2024-1A, Class C, ABS, 9.1%, 5/15/39	(g)	USD CLO	$576	576	587
Buttermilk Park CLO Ltd., Series 2018-1A, Class CR, ABS, S+195, 10/15/31	(g)(l)	USD CLO	250	250	250
BX Trust, Series 2019-OC11, Class E, 3.9%, 12/9/41	(g)(l)	Commercial MBS	1,130	939	991
BX Trust, Series 2021-ARIA, Class D, S+201, 10/15/36	(g)(l)	Commercial MBS	765	731	752
BX Trust, Series 2021-ARIA, Class E, S+236, 10/15/36	(g)(l)	Commercial MBS	855	811	840
BX Trust, Series 2021-ARIA, Class F, S+271, 10/15/36	(g)(l)	Commercial MBS	2,070	1,950	2,026
Cairn CLO IX DAC, Series 2018-9X, Class C, ABS, E+150, 4/25/32	(i)(l)	EUR CLO	€415	398	444
Cairn CLO VII DAC, Series 2016-7X, Class E, ABS, E+635, 1/31/30	(i)(l)	EUR CLO	440	487	478
Cairn CLO XIV DAC, Series 2021-14A, Class B1, ABS, E+170, 10/29/34	(g)(l)	EUR CLO	250	242	269
Cairn CLO XIV DAC, Series 2021-14X, Class C, ABS, E+210, 10/29/34	(i)(l)	EUR CLO	320	335	342

See notes to unaudited consolidated schedule of investments.

11

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Cairn CLO XV DAC, Series 2022-15X, Class B1, ABS, E+175, 4/15/36	(i)(l)	EUR CLO	€410	$362	$444
Canyon Capital CLO Ltd., Series 2014-1A, Class BR, ABS, S+206, 1/30/31	(g)(l)	USD CLO	$665	636	665
Canyon Capital CLO Ltd., Series 2016-2A, Class CR, ABS, S+246, 10/15/31	(g)(l)	USD CLO	285	281	285
Canyon Capital CLO Ltd., Series 2017-1A, Class DR, ABS, S+326, 7/15/30	(g)(l)	USD CLO	1,090	1,072	1,090
Canyon Capital CLO Ltd., Series 2012-1RA, Class D, ABS, S+326, 7/15/30	(g)(l)	USD CLO	795	783	796
Capital Four CLO I DAC, Series 1X, Class C, ABS, E+255, 1/15/33	(i)(l)	EUR CLO	€440	476	479
Capital Four CLO II DAC, Series 2X, Class C, ABS, E+270, 1/15/34	(i)(l)	EUR CLO	290	266	315
Capital Four CLO III DAC, Series 3X, Class B1, ABS, E+175, 10/15/34	(i)(l)	EUR CLO	545	495	590
Carbone CLO Ltd., Series 2017-1A, Class B, ABS, S+206, 1/20/31	(g)(l)	USD CLO	$545	516	545
Carlyle Euro CLO DAC, Series 2018-2X, Class B1, ABS, E+210, 8/28/31	(i)(l)	EUR CLO	€255	272	276
Carlyle Euro CLO DAC, Series 2017-3X, Class C, ABS, E+250, 1/15/31	(i)(l)	EUR CLO	160	159	172
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class DRR, ABS, S+291, 1/15/31	(g)(l)	USD CLO	$690	682	685
Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class C, ABS, S+321, 7/27/31	(g)(l)	USD CLO	375	376	371
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class CR, ABS, S+361, 8/14/30	(g)(l)	USD CLO	435	420	436
Carlyle Global Market Strategies Euro CLO DAC, Series 2014-1X, Class C1R, ABS, E+185, 7/15/31	(i)(l)	EUR CLO	€660	715	714
Carlyle Global Market Strategies Euro CLO DAC, Series 2016-2X, Class BRR, ABS, E+240, 4/15/34	(i)(l)	EUR CLO	525	565	562
Carlyle Global Market Strategies Euro CLO DAC, Series 2015-3X, Class C1RE, ABS, E+255, 7/15/30	(i)(l)	EUR CLO	275	323	298
Carlyle Global Market Strategies Euro CLO DAC, Series 2020-1X, Class D, ABS, E+544, 4/15/33	(i)(l)	EUR CLO	250	292	255
Carlyle U.S. CLO Ltd., Series 2017-5A, Class B, ABS, S+206, 1/20/30	(g)(l)	USD CLO	$440	413	441
Carlyle U.S. CLO Ltd., Series 2017-4A, Class C, ABS, S+306, 1/15/30	(g)(l)	USD CLO	250	236	249
Carlyle U.S. CLO Ltd., Series 2018-2A, Class C, ABS, S+316, 10/15/31	(g)(l)	USD CLO	305	301	305
CarVal CLO VC Ltd., Series 2021-2A, Class C, ABS, S+246, 10/15/34	(g)(l)	USD CLO	355	335	356
Catamaran CLO Ltd., Series 2014-1A, Class CR, ABS, S+369, 4/22/30	(g)(l)	USD CLO	250	244	250
Cedar Funding VII CLO Ltd., Series 2018-7A, Class C, ABS, S+201, 1/20/31	(g)(l)	USD CLO	395	388	395
Cedar Funding VII CLO Ltd., Series 2018-7A, Class D, ABS, S+281, 1/20/31	(g)(l)	USD CLO	250	238	250
CIFC European Funding CLO III DAC, Series 3X, Class D, ABS, E+360, 1/15/34	(i)(l)	EUR CLO	€355	356	387
CIFC European Funding CLO V DAC, Series 5X, Class D, ABS, E+315, 11/23/34	(i)(l)	EUR CLO	520	474	560
CIFC Funding Ltd., Series 2017-2X, Class CR, ABS, S+211, 4/20/30	(i)(l)	USD CLO	$250	234	251
CIFC Funding Ltd., Series 2013-4A, Class DRR, ABS, S+306, 4/27/31	(g)(l)	USD CLO	605	571	605
CIFC Funding Ltd., Series 2018-2A, Class C, ABS, S+311, 4/20/31	(g)(l)	USD CLO	325	305	325
CIFC Funding Ltd., Series 2013-2A, Class B1LR, ABS, S+331, 10/18/30	(g)(l)	USD CLO	625	620	625

See notes to unaudited consolidated schedule of investments.

12

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Clover CLO LLC, Series 2021-2A, Class C, ABS, S+226, 7/20/34	(g)(l)	USD CLO	$625	$610	$625
Clover Credit Partners CLO III Ltd., Series 2017-1A, Class D, ABS, S+401, 10/15/29	(g)(l)	USD CLO	1,710	1,691	1,725
Contego CLO V DAC, Series 5X, Class D, ABS, E+265, 1/15/31	(i)(l)	EUR CLO	€275	278	298
CVC Cordatus Loan Fund III DAC, Series 3X, Class DRR, ABS, E+255, 8/15/32	(i)(l)	EUR CLO	850	843	914
CVC Cordatus Loan Fund VII DAC, Series 7X, Class DRR, ABS, E+290, 9/15/31	(i)(l)	EUR CLO	285	263	309
CVC Cordatus Loan Fund X DAC, Series 10X, Class C, ABS, E+160, 1/27/31	(i)(l)	EUR CLO	200	206	215
CVC Cordatus Loan Fund X DAC, Series 10X, Class D, ABS, E+250, 1/27/31	(i)(l)	EUR CLO	190	207	207
CVC Cordatus Loan Fund XI DAC, Series 11X, Class CR, ABS, E+190, 10/15/31	(i)(l)	EUR CLO	420	434	450
CVC Cordatus Loan Fund XV DAC, Series 15X, Class E, ABS, E+578, 8/26/32	(i)(l)	EUR CLO	1,255	1,326	1,358
CVC Cordatus Loan Fund XVIII DAC, Series 18X, Class CR, ABS, E+215, 7/29/34	(i)(l)	EUR CLO	310	319	335
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, ABS, E+315, 12/15/34	(i)(l)	EUR CLO	475	456	517
CVC Cordatus Opportunity Loan Fund DAC, Series 1X, Class C, ABS, E+255, 8/15/33	(i)(l)	EUR CLO	905	983	984
Dartry Park CLO DAC, Series 1X, Class BRR, ABS, E+230, 1/28/34	(i)(l)	EUR CLO	355	339	386
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, ABS, S+311, 10/15/30	(g)(l)	USD CLO	$1,065	1,044	1,065
Dryden 41 Senior Loan Fund, Series 2015-41A, Class CR, ABS, S+201, 4/15/31	(g)(l)	USD CLO	250	242	250
Dryden 59 Euro CLO DAC, Series 2017-59X, Class D1, ABS, E+240, 5/15/32	(i)(l)	EUR CLO	€365	393	388
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, ABS, S+211, 4/15/29	(g)(l)	USD CLO	$350	339	350
Eaton Vance CLO Ltd., Series 2014-1RA, Class C, ABS, S+236, 7/15/30	(g)(l)	USD CLO	325	319	325
Eaton Vance CLO Ltd., Series 2014-1RA, Class D, ABS, S+331, 7/15/30	(g)(l)	USD CLO	250	238	250
Elevation CLO Ltd., Series 2018-3A, Class CR, ABS, S+273, 1/25/35	(g)(l)	USD CLO	500	489	500
Elevation CLO Ltd., Series 2017-8A, Class D, ABS, S+313, 10/25/30	(g)(l)	USD CLO	775	763	772
Elevation CLO Ltd., Series 2021-14A, Class D2, ABS, S+528, 10/20/34	(g)(l)	USD CLO	630	622	611
Ellington CLO I Ltd., Series 2017-1A, Class DR, ABS, S+361, 10/15/29	(g)(l)	USD CLO	410	400	403
Ellington CLO II Ltd., Series 2017-2A, Class D, ABS, S+391, 2/15/29	(g)(l)	USD CLO	500	489	497
Ellington CLO IV Ltd., Series 2019-4A, Class D1, ABS, S+576, 4/15/29	(g)(l)	USD CLO	585	580	588
Erna SRL, Series 1, Class A, E+225, 7/25/31	(i)(l)	Commercial MBS	€127	147	137
Euro-Galaxy III CLO DAC, Series 2013-3X, Class BR2, ABS, E+140, 4/24/34	(i)(l)	EUR CLO	955	989	1,026
Euro-Galaxy III CLO DAC, Series 2013-3X, Class DRRR, ABS, E+325, 4/24/34	(i)(l)	EUR CLO	230	243	249
Euro-Galaxy V CLO DAC, Series 2016-5A, Class CRR, ABS, E+240, 2/15/34	(g)(l)	EUR CLO	345	313	374
Euro-Galaxy V CLO DAC, Series 2016-5X, Class DRR, ABS, E+365, 2/15/34	(i)(l)	EUR CLO	440	465	476
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class CR, ABS, E+240, 7/25/35	(i)(l)	EUR CLO	895	887	972
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class DR, ABS, E+350, 7/25/35	(i)(l)	EUR CLO	1,210	1,200	1,306

See notes to unaudited consolidated schedule of investments.

13

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Fair Oaks Loan Funding I DAC, Series 1X, Class DR, ABS, E+340, 4/15/34	(i)(l)	EUR CLO	€385	$381	$418
Fair Oaks Loan Funding II DAC, Series 2X, Class DR, ABS, E+305, 4/15/34	(i)(l)	EUR CLO	370	383	397
Fair Oaks Loan Funding III DAC, Series 3X, Class DR, ABS, E+300, 10/15/34	(i)(l)	EUR CLO	945	939	1,019
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, S+285, 5/25/44	(g)(l)	Commercial MBS	$405	405	407
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2023-MN7, Class M1, ABS, S+360, 9/25/43	(g)(l)	Commercial MBS	1,598	1,598	1,622
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class M2, CMO, S+180, 11/25/41	(g)(l)	USD CLO	985	941	996
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-HQA2, Class M2, CMO, S+205, 12/25/33	(g)(l)	USD CLO	609	582	625
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1B, CMO, S+240, 2/25/42	(g)(l)	USD CLO	560	526	577
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class B1, ABS, S+305, 1/25/34	(g)(l)	USD CLO	555	551	599
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-HQA2, Class B1, ABS, S+315, 12/25/33	(g)(l)	USD CLO	520	514	580
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2023-DNA2, Class M1B, ABS, S+325, 4/25/43	(g)(l)	USD CLO	270	270	286
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class B1, ABS, S+350, 10/25/33	(g)(l)	USD CLO	200	206	226
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-HQA5, Class B1, ABS, S+400, 11/25/50	(g)(l)	USD CLO	310	322	350
Federal National Mortgage Association Connecticut Avenue Securities, Series 2024-R02, Class 1B1, CMO, S+250, 2/25/44	(g)(l)	USD CLO	245	245	251
Federal National Mortgage Association Connecticut Avenue Securities, Series 2024-R01, Class 1B1, ABS, S+270, 1/25/44	(g)(l)	USD CLO	455	455	466
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2, CMO, S+165, 12/25/41	(g)(l)	USD CLO	184	168	186
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R02, Class 2M2, ABS, S+200, 11/25/41	(g)(l)	USD CLO	275	266	277
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, ABS, S+270, 7/25/43	(g)(l)	USD CLO	230	230	241
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, CMO, S+300, 1/25/42	(g)(l)	USD CLO	1,460	1,419	1,505
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2, ABS, S+300, 4/25/42	(g)(l)	USD CLO	260	256	270
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, CMO, S+310, 3/25/42	(g)(l)	USD CLO	435	420	454
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, ABS, S+310, 6/25/43	(g)(l)	USD CLO	330	330	350

See notes to unaudited consolidated schedule of investments.

14

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, ABS, S+355, 5/25/43	(g)(l)	USD CLO	$570	$570	$612
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, CMO, S+386, 9/25/39	(g)(l)	USD CLO	327	327	342
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B1, ABS, S+390, 7/25/43	(g)(l)	USD CLO	105	105	112
Fidelity Grand Harbour CLO DAC, Series 2021-1X, Class C, ABS, E+250, 10/15/34	(i)(l)	EUR CLO	€375	384	407
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, 4.0%, 12/10/36	(g)(l)	Commercial MBS	$285	268	277
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class G, 4.0%, 12/10/36	(g)(l)	Commercial MBS	570	528	559
Galaxy XIX CLO Ltd., Series 2015-19A, Class BRR, ABS, S+211, 7/24/30	(g)(l)	USD CLO	520	497	520
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, ABS, S+286, 4/20/31	(g)(l)	USD CLO	982	975	979
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, ABS, S+301, 5/16/31	(g)(l)	USD CLO	1,290	1,223	1,290
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class C, ABS, S+221, 7/15/31	(g)(l)	USD CLO	250	243	251
GAM FRR2 H Co.	(e)(o)(p)	USD CLO	1	387	390
GAM Re-REMIC Trust, Series 2021-FRR1, Class 1C, 0.0%, 11/29/50	(g)(k)(o)	Commercial MBS	41	30	32
GAM Re-REMIC Trust, Series 2021-FRR1, Class 1D, 0.0%, 11/29/50	(g)(k)(o)	Commercial MBS	60	42	46
GAM Re-REMIC Trust, Series 2021-FRR1, Class 2C, 0.0%, 11/29/50	(g)(k)(o)	Commercial MBS	44	30	34
GAM Re-REMIC Trust, Series 2021-FRR2, Class CK44, 0.0%, 9/27/51	(g)(k)(o)	Commercial MBS	43	36	41
GAM Re-REMIC Trust, Series 2021-FRR2, Class DK49, 0.0%, 9/27/51	(g)(k)(o)	Commercial MBS	34	27	31
GAM Re-REMIC Trust, Series 2021-FRR2, Class D730, 0.0%, 9/27/51	(g)(k)(o)	Commercial MBS	35	29	33
GAM Re-REMIC Trust, Series 2021-FRR2, Class CK78, 0.0%, 9/27/51	(g)(k)(o)	Commercial MBS	29	19	20
GAM Re-REMIC Trust, Series 2021-FRR2, Class BK78, 2.4%, 9/27/51	(g)(l)	Commercial MBS	46	37	36
GCAT Trust, Series 2024-NQM1, Class B1, ABS, 8.0%, 1/25/59	(g)(l)	USD CLO	755	737	774
GCAT Trust, Series 2024-NQM1, Class B2, CMO, 8.0%, 1/25/59	(g)(l)	USD CLO	732	708	719
Golub Capital Partners 48 LP, Series 2020-48A, Class D, ABS, S+406, 4/17/33	(g)(l)	USD CLO	250	235	249
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class CR, ABS, S+235, 4/20/35	(g)(l)	USD CLO	310	289	310
Great Wolf Trust, Series 2024-WOLF, Class F, S+444, 3/15/39	(g)(l)	USD CLO	580	579	581
Great Wolf Trust, Series 2024-WOLF, Class G, S+544, 3/15/39	(g)(l)	USD CLO	900	898	901
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class D1R, ABS, S+336, 7/25/27	(g)(l)	USD CLO	423	416	412
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class D2R, ABS, S+336, 7/25/27	(g)(l)	USD CLO	279	274	271
Halcyon Loan Advisors Funding Ltd., Series 2018-2A, Class C, ABS, S+366, 1/22/31	(g)(l)	USD CLO	1,555	1,529	1,563
Harvest CLO XII DAC, Series 12X, Class DR, ABS, E+270, 11/18/30	(i)(l)	EUR CLO	€595	604	644
Harvest CLO XIX DAC, Series 19X, Class D, ABS, E+255, 4/14/31	(i)(l)	EUR CLO	660	689	715

See notes to unaudited consolidated schedule of investments.

15

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Harvest CLO XV DAC, Series 15X, Class DR, ABS, E+275, 11/22/30	(i)(l)	EUR CLO	€320	$321	$348
Harvest CLO XVI DAC, Series 16X, Class CRR, ABS, E+205, 10/15/31	(i)(l)	EUR CLO	870	923	943
Harvest CLO XVIII DAC, Series 18X, Class C, ABS, E+165, 10/15/30	(i)(l)	EUR CLO	1,100	1,114	1,191
Harvest CLO XX DAC, Series 20X, Class DR, ABS, E+310, 10/20/31	(i)(l)	EUR CLO	335	339	363
Harvest CLO XX DAC, Series 20X, Class E, ABS, E+530, 10/20/31	(i)(l)	EUR CLO	520	545	554
Harvest CLO XXII DAC, Series 22X, Class CR, ABS, E+230, 1/15/32	(i)(l)	EUR CLO	235	250	254
Harvest CLO XXIII DAC, Series 23A, Class CE, ABS, E+205, 10/20/32	(g)(l)	EUR CLO	250	250	270
Harvest CLO XXVII DAC, Series 27X, Class D, ABS, E+340, 7/15/34	(i)(l)	EUR CLO	285	275	310
Henley CLO I DAC, Series 1X, Class DR, ABS, E+300, 7/25/34	(i)(l)	EUR CLO	425	410	461
Henley CLO III DAC, Series 3X, Class CR, ABS, E+230, 12/25/35	(i)(l)	EUR CLO	400	414	434
Henley CLO III DAC, Series 3X, Class DR, ABS, E+330, 12/25/35	(i)(l)	EUR CLO	280	292	303
Henley CLO VI DAC, Series 6X, Class D, ABS, E+315, 6/10/34	(i)(l)	EUR CLO	485	491	525
HOMES Trust, Series 2024-NQM1, Class B1B, CMO, 8.1%, 7/25/69	(g)(l)	USD CLO	$1,395	1,389	1,396
Hotwire Funding LLC, Series 2024-1A, Class C, ABS, 9.2%, 6/20/54	(g)	USD CLO	1,220	1,220	1,264
HPS Loan Management Ltd., Series 13A-18, Class CR, ABS, S+215, 10/15/30	(g)(l)	USD CLO	1,850	1,852	1,850
JMP Credit Advisors CLO IV Ltd., Series 2017-1A, Class D, ABS, S+441, 7/17/29	(g)(l)	USD CLO	330	325	331
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, CMO, 4.9%, 10/25/49	(g)(l)	USD CLO	392	348	375
Jubilee CLO DAC, Series 2017-19X, Class C, ABS, E+175, 7/25/30	(i)(l)	EUR CLO	€580	588	620
Jubilee CLO DAC, Series 2021-25A, Class C1, ABS, E+225, 10/15/35	(g)(l)	EUR CLO	285	271	307
Jubilee CLO DAC, Series 2016-17X, Class CR, ABS, E+240, 4/15/31	(i)(l)	EUR CLO	1,050	1,065	1,142
Jubilee CLO DAC, Series 2018-20X, Class D, ABS, E+275, 7/19/31	(i)(l)	EUR CLO	780	779	845
Jubilee CLO DAC, Series 2014-12X, Class DR, ABS, E+290, 4/15/30	(i)(l)	EUR CLO	155	175	169
Jubilee CLO DAC, Series 2021-25X, Class D, ABS, E+320, 10/15/35	(i)(l)	EUR CLO	305	262	331
Jubilee CLO DAC, Series 2014-11X, Class DR, ABS, E+330, 4/15/30	(i)(l)	EUR CLO	305	285	331
Jubilee CLO DAC, Series 2018-21X, Class DR, ABS, E+330, 4/15/35	(i)(l)	EUR CLO	830	817	899
Jubilee CLO DAC, Series 2013-10X, Class DRR, ABS, E+355, 7/15/34	(i)(l)	EUR CLO	175	184	190
Jubilee CLO XXIV DAC, Series 2020-24X, Class D, ABS, E+390, 1/16/34	(i)(l)	EUR CLO	475	508	516
KeyCorp Student Loan Trust, Series 2006-A, Class 2C, ABS, S+141, 3/27/42	(l)	USD CLO	$3,942	3,340	3,297
LCM XVII LP, Series 17A, Class CRR, ABS, S+236, 10/15/31	(g)(l)	USD CLO	580	550	580
Lehman XS Trust, Series 2007-6, Class 3A2, ABS, 4.3%, 5/25/37		USD CLO	20	21	20
Lehman XS Trust, Series 2007-6, Class 3A4, ABS, 4.3%, 5/25/37		USD CLO	166	170	134

See notes to unaudited consolidated schedule of investments.

16

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Lehman XS Trust, Series 2007-6, Class 3A31, ABS, 4.3%, 5/25/37		USD CLO	$122	$124	$111
Lehman XS Trust, Series 2007-6, Class 3A32, ABS, S+61, 5/25/37	(l)	USD CLO	139	126	127
Lehman XS Trust, Series 2007-14H, Class A22, CMO, S+91, 7/25/47	(l)	USD CLO	185	186	174
Long Point Park CLO Ltd., Series 2017-1A, Class C, ABS, S+266, 1/17/30	(g)(l)	USD CLO	305	290	305
LUX, Series 2023-LION, Class C, S+394, 8/15/40	(g)(l)	Commercial MBS	590	589	597
Madison Park Euro Funding IX DAC, Series 9X, Class DR, ABS, E+320, 7/15/35	(i)(l)	EUR CLO	€315	267	342
Madison Park Euro Funding VI DAC, Series 6X, Class CRE, ABS, E+200, 10/15/30	(i)(l)	EUR CLO	297	307	323
Madison Park Euro Funding VI DAC, Series 6X, Class CR, ABS, E+200, 10/15/30	(i)(l)	EUR CLO	650	705	704
Madison Park Euro Funding VI DAC, Series 6X, Class DR, ABS, E+290, 10/15/30	(i)(l)	EUR CLO	280	284	303
Madison Park Euro Funding X DAC, Series 10X, Class C1, ABS, E+168, 10/25/30	(i)(l)	EUR CLO	115	107	124
Madison Park Euro Funding XI DAC, Series 11X, Class C, ABS, E+185, 2/15/31	(i)(l)	EUR CLO	850	873	917
Madison Park Euro Funding XI DAC, Series 11X, Class D, ABS, E+280, 2/15/31	(i)(l)	EUR CLO	805	874	872
Madison Park Euro Funding XIII DAC, Series 13X, Class CR, ABS, E+237, 1/15/32	(i)(l)	EUR CLO	355	346	386
Madison Park Funding XIV Ltd., Series 2014-14A, Class DRR, ABS, S+321, 10/22/30	(g)(l)	USD CLO	$919	891	921
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, ABS, S+321, 10/21/30	(g)(l)	USD CLO	250	238	250
Madison Park Funding XX Ltd., Series 2016-20A, Class DR, ABS, S+326, 7/27/30	(g)(l)	USD CLO	675	646	675
Madison Park Funding XXII Ltd., Series 2016-22A, Class CR, ABS, S+226, 1/15/33	(g)(l)	USD CLO	830	780	830
Madison Park Funding XXIV Ltd., Series 2016-24A, Class DR2, ABS, S+295, 10/20/29	(g)(l)	USD CLO	525	525	527
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, ABS, S+286, 4/20/30	(g)(l)	USD CLO	250	238	251
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class D, ABS, S+296, 7/15/30	(g)(l)	USD CLO	705	671	705
Madison Park Funding XXX Ltd., Series 2018-30A, Class C, ABS, S+196, 4/15/29	(g)(l)	USD CLO	275	266	276
Man GLG Euro CLO III DAC, Series 3X, Class D, ABS, E+330, 10/15/30	(i)(l)	EUR CLO	€635	706	688
Man GLG Euro CLO IV DAC, Series 4X, Class C, ABS, E+160, 5/15/31	(i)(l)	EUR CLO	485	525	524
Marathon CLO XI Ltd., Series 2018-11A, Class B, ABS, S+206, 4/20/31	(g)(l)	USD CLO	$1,305	1,303	1,305
Marble Point CLO XXI Ltd., Series 2021-3A, Class D2, ABS, S+524, 10/17/34	(g)(l)	USD CLO	470	464	455
MED Commercial Mortgage Trust, Series 2024-MOB, Class D, S+319, 5/15/41	(g)(l)	USD CLO	500	499	497
MED Commercial Mortgage Trust, Series 2024-MOB, Class E, S+394, 5/15/41	(g)(l)	USD CLO	325	324	323
MidOcean Credit CLO VIII, Series 2018-8A, Class D, ABS, S+316, 2/20/31	(g)(l)	USD CLO	250	239	250
Milltown Park CLO DAC, Series 1A, Class B, ABS, E+180, 1/15/31	(g)(l)	EUR CLO	€260	261	283
Mountain View CLO LLC, Series 2017-1A, Class D, ABS, S+386, 10/16/29	(g)(l)	USD CLO	$250	247	250
Multifamily Connecticut Avenue Securities Trust, Series 2024-01, Class M7, CMO, S+275, 7/25/54	(g)(l)	Commercial MBS	200	200	201
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M7, ABS, S+400, 11/25/53	(g)(l)	Commercial MBS	1,943	1,943	2,027

See notes to unaudited consolidated schedule of investments.

17

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class DR, ABS, S+311, 1/20/31	(g)(l)	USD CLO	$2,160	$2,143	$2,167
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class C, ABS, S+241, 10/19/31	(g)(l)	USD CLO	1,220	1,203	1,220
Newark BSL CLO 2 Ltd., Series 2017-1A, Class BR, ABS, S+201, 7/25/30	(g)(l)	USD CLO	340	331	340
Oak Hill European Credit Partners IV DAC, Series 2015-4X, Class B1R, ABS, E+120, 1/20/32	(i)(l)	EUR CLO	€645	665	697
Oak Hill European Credit Partners IV DAC, Series 2015-4X, Class DR, ABS, E+250, 1/20/32	(i)(l)	EUR CLO	540	531	586
Oak Hill European Credit Partners VI DAC, Series 2017-6X, Class C, ABS, E+160, 1/20/32	(i)(l)	EUR CLO	375	406	406
Oaktree CLO Ltd., Series 2019-1A, Class D, ABS, S+406, 4/22/30	(g)(l)	USD CLO	$575	574	574
OCP CLO Ltd., Series 2014-5A, Class BR, ABS, S+206, 4/26/31	(g)(l)	USD CLO	385	367	385
OCP CLO Ltd., Series 2017-13A, Class CR, ABS, S+336, 7/15/30	(g)(l)	USD CLO	450	422	451
OCP Euro CLO DAC, Series 2017-2X, Class D, ABS, E+275, 1/15/32	(i)(l)	EUR CLO	€355	318	385
OCP Euro CLO DAC, Series 2022-5A, Class E, ABS, E+647, 4/20/35	(g)(l)	EUR CLO	250	277	274
OHA Credit Funding 4 Ltd., Series 2019-4A, Class CR, ABS, S+231, 10/22/36	(g)(l)	USD CLO	$250	246	250
OZLM VI Ltd., Series 2014-6A, Class CT, ABS, S+264, 4/17/31	(g)(l)	USD CLO	2,350	2,350	2,358
OZLM XIV Ltd., Series 2015-14A, Class CRR, ABS, S+365, 7/15/34	(g)(l)	USD CLO	465	424	465
OZLM XV Ltd., Series 2016-15A, Class CR, ABS, S+351, 4/20/33	(g)(l)	USD CLO	770	707	755
OZLM XVII Ltd., Series 2017-17A, Class C, ABS, S+372, 7/20/30	(g)(l)	USD CLO	1,840	1,818	1,842
OZLM XXI Ltd., Series 2017-21A, Class C, ABS, S+293, 1/20/31	(g)(l)	USD CLO	810	787	811
OZLM XXII Ltd., Series 2018-22A, Class C, ABS, S+291, 1/17/31	(g)(l)	USD CLO	1,952	1,893	1,952
OZLM XXIV Ltd., Series 2019-24A, Class BR, ABS, S+261, 7/20/32	(g)(l)	USD CLO	295	286	296
OZLM XXIV Ltd., Series 2019-24X, Class C1R, ABS, S+366, 7/20/32	(i)(l)	USD CLO	430	396	431
OZLME IV DAC, Series 4X, Class E, ABS, E+488, 7/27/32	(i)(l)	EUR CLO	€875	902	949
Parallel Ltd., Series 2017-1A, Class DR, ABS, S+336, 7/20/29	(g)(l)	USD CLO	$530	518	532
Penta CLO 5 DAC, Series 2018-5X, Class CR, ABS, E+240, 4/20/35	(i)(l)	EUR CLO	€100	107	108
Penta CLO 5 DAC, Series 2018-5X, Class DR, ABS, E+370, 4/20/35	(i)(l)	EUR CLO	525	523	569
Penta CLO 7 DAC, Series 2020-7X, Class B1, ABS, E+165, 1/25/33	(i)(l)	EUR CLO	205	192	222
Penta CLO 7 DAC, Series 2020-7X, Class D, ABS, E+310, 1/25/33	(i)(l)	EUR CLO	100	101	108
Penta CLO 7 DAC, Series 2020-7X, Class E, ABS, E+534, 1/25/33	(i)(l)	EUR CLO	890	920	950
Penta CLO 8 DAC, Series 2020-8X, Class CR, ABS, E+215, 1/15/34	(i)(l)	EUR CLO	240	246	259
Penta CLO 9 DAC, Series 2021-9A, Class D, ABS, E+310, 7/25/36	(g)(l)	EUR CLO	335	284	362
Polaris PLC, Series 2021-1, Class D, ABS, SONIA+165, 12/23/58	(i)(l)	GBP CLO	£100	123	128
Polaris PLC, Series 2021-1, Class E, ABS, SONIA+230, 12/23/58	(i)(l)	GBP CLO	100	122	128

See notes to unaudited consolidated schedule of investments.

18

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., Class A2, S+64, 3/22/37	(g)(l)	Diversified Financial Services	$426	$347	$337
Preferred Term Securities XXVI Ltd. / Preferred Term Securities XXVI, Inc., Series A2, S+63, 9/22/37	(g)(l)	Diversified Financial Services	266	223	216
Providus CLO I DAC, Series 1X, Class C1, ABS, E+160, 5/14/31	(i)(l)	EUR CLO	€225	224	242
Providus CLO II DAC, Series 2X, Class CR, ABS, E+235, 7/15/31	(i)(l)	EUR CLO	540	501	585
Providus CLO III DAC, Series 3X, Class B1RE, ABS, E+165, 7/18/34	(i)(l)	EUR CLO	270	246	292
Providus CLO IV DAC, Series 4X, Class B1R, ABS, E+163, 4/20/34	(i)(l)	EUR CLO	355	366	383
Providus CLO IV DAC, Series 4X, Class DR, ABS, E+325, 4/20/34	(i)(l)	EUR CLO	420	415	454
Providus CLO V DAC, Series 5X, Class D, ABS, E+295, 2/15/35	(i)(l)	EUR CLO	370	381	398
Providus CLO VI DAC, Series 6X, Class D, ABS, E+320, 5/20/34	(i)(l)	EUR CLO	780	759	844
Purple Finance CLO 2 DAC, Series 2X, Class E, ABS, E+640, 4/20/32	(i)(l)	EUR CLO	440	468	479
Rad CLO 4 Ltd., Series 2019-4A, Class DR, ABS, S+325, 4/25/32	(g)(l)	USD CLO	$1,185	1,185	1,196
Regatta XIV Funding Ltd., Series 2018-3A, Class DR, ABS, S+280, 10/25/31	(g)(l)	USD CLO	1,425	1,425	1,425
RR 4 Ltd., Series 2018-4A, Class C, ABS, S+321, 4/15/30	(g)(l)	USD CLO	1,445	1,414	1,450
RRE 6 Loan Management DAC, Series 6X, Class A2E, ABS, E+140, 4/15/35	(i)(l)	EUR CLO	€505	444	543
RRE 7 Loan Management DAC, Series 7A, Class A2, ABS, E+160, 1/15/36	(g)(l)	EUR CLO	455	486	491
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, ABS, 7.8%, 6/15/32	(g)	Asset-Backed - Automobile	$780	780	786
Santander Bank Mortgage Credit-Linked Notes, Series 2023-MTG1, Class M2, ABS, S+490, 2/26/52	(g)(l)	USD CLO	540	572	596
Saranac CLO I Ltd., Series 2013-1A, Class CR, ABS, S+311, 7/26/29	(g)(l)	USD CLO	575	558	580
Sculptor CLO XXIX Ltd., Series 29A, Class D2, ABS, S+513, 10/22/34	(g)(l)	USD CLO	350	310	349
Sculptor European CLO I DAC, Series 1X, Class BRR, ABS, E+160, 4/18/34	(i)(l)	EUR CLO	€300	275	324
Sculptor European CLO I DAC, Series 1A, Class DRR, ABS, E+350, 4/18/34	(g)(l)	EUR CLO	475	457	515
Sculptor European CLO V DAC, Series 5X, Class E, ABS, E+537, 1/14/32	(i)(l)	EUR CLO	930	985	986
Sculptor European CLO VI DAC, Series 6X, Class CR, ABS, E+230, 10/15/34	(i)(l)	EUR CLO	590	580	637
Shackleton CLO Ltd., Series 2013-3A, Class DR, ABS, S+328, 7/15/30	(g)(l)	USD CLO	$1,650	1,641	1,653
Shackleton CLO Ltd., Series 2018-12A, Class D, ABS, S+341, 7/20/31	(g)(l)	USD CLO	1,095	1,088	1,094
Shackleton CLO Ltd., Series 2021-16A, Class D2, ABS, S+521, 10/20/34	(g)(l)	USD CLO	1,220	1,202	1,193
Smeralda SPV SARL, 8.8%, 12/22/34	(e)	Commercial MBS	€2,321	2,602	2,075
Smeralda SPV SARL, Series 2016-C05, Class B, ABS, 8.9%, 12/22/33	(e)	Commercial MBS	276	331	137
Sound Point CLO XXII Ltd., Series 2019-1A, Class CR, ABS, S+251, 1/20/32	(g)(l)	USD CLO	$835	827	835
Sound Point Euro CLO I Funding DAC, Series 1X, Class DR, ABS, E+305, 5/25/34	(i)(l)	EUR CLO	€215	208	232
Sound Point Euro CLO II Funding DAC, Series 2X, Class DR, ABS, E+330, 1/26/36	(i)(l)	EUR CLO	605	592	656
Sound Point Euro CLO V Funding DAC, Series 5X, Class C1, ABS, E+225, 7/25/35	(i)(l)	EUR CLO	210	189	227

See notes to unaudited consolidated schedule of investments.

19

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Sound Point Euro CLO VII Funding DAC, Series 7A, Class D, ABS, E+320, 1/25/35	(g)(l)	EUR CLO	€555	$547	$602
Sound Point Euro CLO VII Funding DAC, Series 7X, Class DE, ABS, E+320, 1/25/35	(i)(l)	EUR CLO	675	659	732
St Paul’s CLO IV DAC, Series 4X, Class A2RA, ABS, E+130, 4/25/30	(i)(l)	EUR CLO	1,175	1,265	1,265
St. Paul’s CLO III-R DAC, Series 3RX, Class B1R, ABS, E+115, 1/15/32	(i)(l)	EUR CLO	330	322	353
St. Paul’s CLO III-R DAC, Series 3RX, Class CR, ABS, E+160, 1/15/32	(i)(l)	EUR CLO	425	441	453
St. Paul’s CLO III-R DAC, Series 3RX, Class DR, ABS, E+240, 1/15/32	(i)(l)	EUR CLO	1,090	1,120	1,168
St. Paul’s CLO IV DAC, Series 4X, Class CRRE, ABS, E+270, 4/25/30	(i)(l)	EUR CLO	360	355	388
St. Paul’s CLO IV DAC, Series 4X, Class CRRR, ABS, E+270, 4/25/30	(i)(l)	EUR CLO	755	800	815
St. Paul’s CLO V DAC, Series 5X, Class DR, ABS, E+300, 2/20/30	(i)(l)	EUR CLO	375	403	406
St. Paul’s CLO V DAC, Series 5X, Class ER, ABS, E+515, 2/20/30	(i)(l)	EUR CLO	1,672	1,738	1,754
St. Paul’s CLO VI DAC, Series 6A, Class CRR, ABS, E+260, 5/20/34	(g)(l)	EUR CLO	305	276	331
St. Paul’s CLO VI DAC, Series 6A, Class DRRE, ABS, E+330, 5/20/34	(g)(l)	EUR CLO	520	496	559
St. Paul’s CLO VIII DAC, Series 8X, Class D, ABS, E+245, 7/17/30	(i)(l)	EUR CLO	330	297	356
St. Paul’s CLO X DAC, Series 10X, Class DR, ABS, E+375, 4/22/35	(i)(l)	EUR CLO	600	583	650
St. Paul’s CLO XI DAC, Series 11X, Class C1R, ABS, E+205, 1/17/32	(i)(l)	EUR CLO	495	492	533
St. Paul’s CLO XI DAC, Series 11X, Class DR, ABS, E+305, 1/17/32	(i)(l)	EUR CLO	910	936	972
St. Paul’s CLO XII DAC, Series 12X, Class D, ABS, E+320, 4/15/33	(i)(l)	EUR CLO	865	844	929
Steele Creek CLO Ltd., Series 2017-1A, Class C, ABS, S+216, 10/15/30	(g)(l)	USD CLO	$250	240	251
Steele Creek CLO Ltd., Series 2014-1RA, Class C, ABS, S+221, 4/21/31	(g)(l)	USD CLO	250	227	250
Stratton Hawksmoor PLC, Series 2022-1A, Class E, ABS, SONIA+200, 2/25/53	(g)(l)	GBP CLO	£250	303	316
Symphony CLO XIX Ltd., Series 2018-19A, Class D, ABS, S+281, 4/16/31	(g)(l)	USD CLO	$250	248	247
Symphony CLO XVI Ltd., Series 2015-16A, Class C1RR, ABS, S+220, 10/15/31	(g)(l)	USD CLO	590	590	592
TBW Mortgage-Backed Trust, Series 2006-6, Class A4, CMO, 6.4%, 1/25/37		USD CLO	49	38	35
TCI-Symphony CLO Ltd., Series 2017-1A, Class D, ABS, S+366, 7/15/30	(g)(l)	USD CLO	400	386	401
Terwin Mortgage Trust, Series 2006-6, Class 1A2, ABS, 0.1%, 7/25/37	(g)(l)	USD CLO	45	17	19
THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, ABS, S+321, 1/20/31	(g)(l)	USD CLO	1,090	1,076	1,090
Tiaa CLO III Ltd., Series 2017-2A, Class C, ABS, S+201, 1/16/31	(g)(l)	USD CLO	360	359	360
Tikehau CLO II DAC, Series 2X, Class DRR, ABS, E+340, 9/7/35	(i)(l)	EUR CLO	€425	388	460
Tikehau CLO III DAC, Series 3X, Class C, ABS, E+185, 12/1/30	(i)(l)	EUR CLO	165	178	176
Tikehau CLO III DAC, Series 3X, Class D, ABS, E+270, 12/1/30	(i)(l)	EUR CLO	220	235	238
Toro European CLO 6 DAC, Series 6X, Class CR, ABS, E+245, 1/12/32	(i)(l)	EUR CLO	400	428	434

See notes to unaudited consolidated schedule of investments.

20

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Towd Point Asset Trust, Series 2018-SL1, Class D1, 0.0%, 1/25/46	(g)(k)	USD CLO	$2,065	$1,586	$1,616
Trinitas Euro CLO II DAC, Series 2A, Class DR, ABS, E+463, 4/15/35	(g)(l)	EUR CLO	€250	272	271
Trysail CLO Ltd., Series 2021-1A, Class D, ABS, S+393, 7/20/32	(g)(l)	USD CLO	$1,565	1,565	1,565
Tymon Park CLO DAC, Series 1X, Class CRR, ABS, E+320, 7/21/34	(i)(l)	EUR CLO	€340	307	366
U.S. Bank NA, Series 2023-1, Class C, ABS, 9.8%, 8/25/32	(g)	Asset-Backed - Automobile	$317	317	320
Venture 44 CLO Ltd., Series 2021-44A, Class D2, ABS, S+523, 10/20/34	(g)(l)	USD CLO	630	624	615
Venture XVII CLO Ltd., Series 2014-17A, Class CRR, ABS, S+211, 4/15/27	(g)(l)	USD CLO	117	114	117
Venture XVII CLO Ltd., Series 2014-17A, Class DRR, ABS, S+308, 4/15/27	(g)(h)(j)(l)	USD CLO	1,330	1,312	1,331
Venture XXIV CLO Ltd., Series 2016-24A, Class D2, ABS, S+431, 10/20/28	(g)(l)	USD CLO	530	523	530
Verus Securitization Trust, Series 2024-6, Class B1, CMO, 7.2%, 7/25/69	(g)(l)	USD CLO	245	245	246
Verus Securitization Trust, Series 2024-1, Class B1, ABS, 7.9%, 1/25/69	(g)(l)	USD CLO	250	250	256
Verus Securitization Trust, Series 2023-8, Class B1, ABS, 8.1%, 12/25/68	(g)(l)	USD CLO	200	194	206
Verus Securitization Trust, Series 2024-2, Class B2, CMO, 8.7%, 2/25/69	(g)(l)	USD CLO	555	552	564
Vesey Park CLO DAC, Series 1X, Class B, ABS, E+230, 11/16/32	(i)(l)	EUR CLO	€140	151	152
Vibrant CLO III Ltd., Series 2015-3A, Class CRR, ABS, S+376, 10/20/31	(g)(l)	USD CLO	$425	421	422
Voya CLO Ltd., Series 2016-1A, Class BR, ABS, S+206, 1/20/31	(g)(l)	USD CLO	499	487	499
Voya CLO Ltd., Series 2019-1A, Class DR, ABS, S+311, 4/15/31	(g)(l)	USD CLO	250	235	250
Voya Euro CLO I DAC, Series 1X, Class D, ABS, E+250, 10/15/30	(i)(l)	EUR CLO	€475	470	515
Voya Euro CLO II DAC, Series 2X, Class DR, ABS, E+320, 7/15/35	(i)(l)	EUR CLO	610	603	660
Wellfleet CLO Ltd., Series 2017-2A, Class C, ABS, S+366, 10/20/29	(g)(l)	USD CLO	$395	378	396
WhiteHorse X Ltd., Series 2015-10A, Class E, ABS, S+556, 4/17/27	(g)(l)	USD CLO	289	289	290
Wind River CLO Ltd., Series 2016-1KRA, Class D2R2, ABS, S+538, 10/15/34	(g)(l)	USD CLO	915	904	882
Z Capital Credit Partners CLO Ltd., Series 2019-1A, Class CR, ABS, S+316, 7/16/31	(g)(l)	USD CLO	455	441	455
Zais CLO 5 Ltd., Series 2016-2A, Class C, ABS, S+476, 10/15/28	(g)(l)	USD CLO	510	503	511
Total Collateralized Loan Obligation / Structured Credit				224,683	232,207

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Convertible Bonds—1.4%
Delivery Hero SE, Series B, 2.1%, 3/10/29	(h)(i)	Internet	$3,100	$2,617	$2,546
Delivery Hero SE, 1.0%, 1/23/27	(h)(i)	Internet	400	371	364
Delivery Hero SE, Series A, 1.0%, 4/30/26	(h)(i)	Internet	1,100	1,083	1,086
Groupon, Inc., 1.1%, 3/15/26	(h)	Internet	6,209	5,275	5,303
Liberty Interactive LLC, 4.0%, 11/15/29	(h)	Media Entertainment	3,707	3,111	1,260
Liberty Interactive LLC, 3.8%, 2/15/30	(h)	Media Entertainment	1,162	945	407
Total Convertible Bonds				13,402	10,966

See notes to unaudited consolidated schedule of investments.

21

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Municipal Bonds—0.5%
City of Detroit, COPs, 4.8%, 6/15/20	(q)(r)	$185	$140	$191
City of Detroit, COPs, 4.9%, 6/15/25	(q)(r)	646	487	666
PRHTA Custodial Trust, Series N, 0.0%, 12/6/49		595	565	324
Puerto Rico Electric Power Authority, Series A, 5.0%, 7/1/29	(q)(r)	440	300	238
Puerto Rico Electric Power Authority, Series A, 5.0%, 7/1/42	(q)(r)	10	7	5
Puerto Rico Electric Power Authority, Series A, 5.1%, 7/1/42	(q)(r)	15	11	8
Puerto Rico Electric Power Authority, Series A, 6.8%, 7/1/36	(q)(r)	445	330	240
Puerto Rico Electric Power Authority, Series A, 7.0%, 7/1/43	(q)(r)	80	53	43
Puerto Rico Electric Power Authority, Series A-3, 10.0%, 7/1/19	(q)(r)	10	8	5
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/22	(q)(r)	55	35	30
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/27	(q)(r)	355	233	192
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/31	(q)(r)	120	78	65
Puerto Rico Electric Power Authority, Series B-3, 10.0%, 7/1/19	(q)(r)	10	8	5
Puerto Rico Electric Power Authority, Series BBB, 5.4%, 7/1/28	(q)(r)	1,690	1,368	913
Puerto Rico Electric Power Authority, Series C-1, 5.4%, 1/1/18	(q)(r)	30	23	16
Puerto Rico Electric Power Authority, Series C-2, 5.4%, 7/1/18	(q)(r)	20	16	11
Puerto Rico Electric Power Authority, Series C-3, 5.4%, 1/1/20	(q)(r)	5	4	3
Puerto Rico Electric Power Authority, Series CCC, 5.0%, 7/1/25	(q)(r)	5	4	3
Puerto Rico Electric Power Authority, Series CCC, 5.0%, 7/1/28	(q)(r)	25	20	13
Puerto Rico Electric Power Authority, Series DDD, 3.8%, 7/1/22	(q)(r)	5	3	3
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/19	(q)(r)	10	8	5
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/20	(q)(r)	110	72	59
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/21	(q)(r)	60	39	32
Puerto Rico Electric Power Authority, Series E-1, 10.0%, 1/1/21	(q)(r)	69	61	37
Puerto Rico Electric Power Authority, Series E-2, 10.0%, 7/1/21	(q)(r)	69	61	37
Puerto Rico Electric Power Authority, Series E-3, 10.0%, 1/1/22	(q)(r)	18	16	10
Puerto Rico Electric Power Authority, Series E-4, 10.0%, 7/1/22	(q)(r)	18	16	10
Puerto Rico Electric Power Authority, Series EEE, 6.0%, 7/1/30	(q)(r)	25	16	13
Puerto Rico Electric Power Authority, Series EEE, 6.3%, 7/1/40	(q)(r)	5	3	3
Puerto Rico Electric Power Authority, Series NN, 5.5%, 7/1/20	(q)(r)	30	21	16
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/20	(q)(r)	5	4	3
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/21	(q)(r)	5	3	3

See notes to unaudited consolidated schedule of investments.

22

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes		Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/23	(q)(r)		$25	$22	$13
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/24	(q)(r)		20	16	11
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/25	(q)(r)		80	68	43
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/27	(q)(r)		35	27	19
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/17	(l)(q)(r)		15	10	8
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/18	(l)(q)(r)		15	10	8
Puerto Rico Electric Power Authority, Series UU, 4.4%, 7/1/25	(l)(q)(r)		25	18	14
Puerto Rico Electric Power Authority, Series UU, 4.4%, 7/1/31	(l)(q)(r)		110	80	59
Puerto Rico Electric Power Authority, Series UU, 5.5%, 7/1/20	(l)(q)(r)		110	78	59
Puerto Rico Electric Power Authority, Series V, 5.5%, 7/1/20	(q)(r)		15	12	8
Puerto Rico Electric Power Authority, Series WW, 5.3%, 7/1/33	(q)(r)		380	304	205
Puerto Rico Electric Power Authority, Series WW, 5.5%, 7/1/21	(q)(r)		80	67	43
Puerto Rico Electric Power Authority, Series XX, 5.3%, 7/1/35	(q)(r)		15	10	8
Puerto Rico Electric Power Authority, Series XX, 5.3%, 7/1/40	(q)(r)		75	47	40
Puerto Rico Electric Power Authority, Series YY, 6.1%, 7/1/40	(q)(r)		195	122	105
Puerto Rico Electric Power Authority, Series ZZ, 5.0%, 7/1/17	(q)(r)		15	11	8
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/19	(q)(r)		10	6	5
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/24	(q)(r)		5	4	3
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/25	(q)(r)		5	4	3
Total Municipal Bonds				4,929	3,864

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Emerging Markets Debt—0.5%
Petroleos Mexicanos, 6.7%, 2/16/32	(h)	Oil & Gas	$2,491	$2,060	$2,126
Petroleos Mexicanos, 6.8%, 1/23/30	(h)	Oil & Gas	1,842	1,593	1,650
Total Emerging Markets Debt				3,653	3,776

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)

Preferred Equity—1.7%
Midwest Veterinary Partners LLC, 12.0%	(e)(s)	Healthcare-Services	1,765	1,730	1,658
Plains All American Pipeline LP, 9.4%, 8/29/24	(e)(m)	Pipelines	444,257	11,405	11,773
Total Preferred Equity				13,135	13,431

Common Equity—0.7%
American Medical Systems Europe BV	(e)(q)	Healthcare-Products	33,515	273	301
ATD New Holdings, Inc.	(q)	Distribution/Wholesale	1,964	36	29

See notes to unaudited consolidated schedule of investments.

23

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Endo, Inc.	(e)(g)(q)	Pharmaceuticals	27,117	$549	$753
Endo, Inc.	(e)(q)	Pharmaceuticals	70,625	1,428	1,960
Mallinckrodt PLC	(q)	Pharmaceuticals	7,015	293	396
Quorum Health Corp.	(e)(q)	Healthcare-Services	103,798	492	40
Quorum Litigation Trust	(e)(q)(t)	Healthcare-Services	5,357	5	5
Quorum Litigation Trust, Initial Funding	(e)(q)(t)	Healthcare-Services	157,000	—	—
Quorum Litigation Trust, Units	(e)(q)	Healthcare-Services	2,399	2	2
Riverbed Profit Rights	(e)(q)	Technology	5,652	—	—
Solocal Group	(q)	Internet	15,001,858	1,867	54
Superior Energy Equity New 144A	(g)	Oil & Gas	1,228	—	78
Superior Energy Equity New Sec 1145		Oil & Gas	26,721	348	1,697
Utex Industries, Inc.	(q)	Miscellaneous Manufacturing	8,041	240	343
Utex Industries, Inc., Warrants, 12/3/25, Strike $114.76	(e)(q)	Miscellaneous Manufacturing	2,245	2	—
Total Common Equity				5,535	5,658

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—2.8%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	(u)	5.21%	22,054,207	22,054	22,054
Total Short-Term Investments				22,054	22,054
TOTAL INVESTMENTS—120.0%				$933,422	950,738
LIABILITIES IN EXCESS OF OTHER ASSETS—(20.0)%(v)					(158,493)
NET ASSETS—100.0%					$792,245

See notes to unaudited consolidated schedule of investments.

24

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Reverse Repurchase Agreements—(7.1)%

Security Description(a)	Principal Amount(b)	Principal Value including Accrued Interest
BNP Paribas 6.0%, agreement dated 5/8/24, to be repurchased on 8/6/24 (collateralized by Life Time, Inc., 8.0% due 4/15/26 (fair value $2,215))	$(1,998)	$(2,026)
BNP Paribas 6.2%, agreement dated 6/17/24, to be repurchased on 9/16/24 (collateralized by Atrium IX, 7.6% due 5/28/30 (fair value $1,565), Venture XVII CLO Ltd., 8.4% due 4/15/27 and (fair value $1,331))	(2,434)	(2,453)
BNP Paribas 6.1%, agreement dated 6/20/24, to be repurchased on 8/1/24 (collateralized by Archrock Partners LP / Archrock Partners Finance Corp., 6.3% due 4/1/28 (fair value $1,729), LCPR Senior Secured Financing DAC, 5.1% due 7/15/29 (fair value $1,192), Newfold Digital Holdings Group, Inc., 11.8% due 10/15/28 (fair value $2,503), Seadrill Finance Ltd., 8.4% due 8/1/30 (fair value $2,682), Service Properties Trust, 5.5% due 12/15/27 (fair value $1,431), Talen Energy Supply LLC, 8.6% due 6/1/30 (fair value $1,649), Viking Cruises Ltd., 7.0% due 2/15/29 (fair value $2,892), and XPO, Inc., 7.1% due 2/1/32 (fair value $1,128))	(2,558)	(2,576)
BNP Paribas 6.1%, agreement dated 6/20/24, to be repurchased on 9/20/24 (collateralized by EQM Midstream Partners LP, 6.0% due 7/1/25 (fair value $2,450))	(2,265)	(2,281)
BNP Paribas 6.1%, agreement dated 6/24/24, to be repurchased on 9/23/24 (collateralized by BellRing Brands, Inc., 7.0% due 3/15/30 (fair value $1,565))	(1,344)	(1,353)
BNP Paribas 6.1%, agreement dated 4/2/24, to be repurchased on 7/2/24 (collateralized by DaVita, Inc., 4.6% due 6/1/30 (fair value $1,684), RingCentral, Inc., 8.5% due 8/15/30 (fair value $1,046))	(2,340)	(2,352)
BNP Paribas 6.0%, agreement dated 7/17/24, to be repurchased on 10/17/24 (collateralized by Cloud Software Group, Inc., 9.0% due 9/30/29 (fair value $2,011), Shelf Drilling Holdings Ltd., 9.6% due 4/15/29 (fair value $1,186), Station Casinos LLC, 4.6% due 12/1/31 (fair value $869), and Royal Caribbean Cruises Ltd., 9.3% due 1/15/29 (fair value $1,074))	(4,469)	(4,480)
BNP Paribas 6.1%, agreement dated 8/1/24, to be repurchased on 9/20/24 (collateralized by Cloud Software Group, Inc., 6.5% due 3/31/29 (fair value $1,707))	(14,114)	(14,201)
Royal Bank of Canada 5.8%, agreement dated 5/13/24, to be repurchased on 8/12/24 (collateralized by Bank of America Corp., 3.4% due 1/23/26 (fair value $7,308))	(6,976)	(7,066)
Royal Bank of Canada 6.1%, agreement dated 5/31/24, to be repurchased on 8/30/24 (collateralized by Carnival Holdings Bermuda Ltd., 10.4% due 5/1/28 (fair value $1,268))	(1,021)	(1,032)
Royal Bank of Canada 5.8%, agreement dated 10/18/21, to be repurchased on 9/16/24 (collateralized by HCA, Inc., 5.4% due 2/1/25 (fair value $2,152))	(2,083)	(2,098)
Royal Bank of Canada 6.1%, agreement dated 7/16/24, to be repurchased on 10/18/24 (collateralized by Cinemark USA, Inc., 5.3% due 7/15/28 (fair value $1,341), Hess Midstream Operations LP, 4.3% due 2/15/30 and (fair value $947))	(1,840)	(1,845)
Royal Bank of Canada 6.1%, agreement dated 7/24/24, to be repurchased on 8/12/24 (collateralized by American Airlines, Inc. / Advantage Loyalty IP Ltd., 5.8% due 4/20/29 (fair value $2,641), Carvana Co., 13.0% due 6/1/30 (fair value $1,619), DirecTV Financing LLC, 8.9% due 2/1/30 (fair value $4,815), Olympus Water U.S. Holding Corp., 9.8% due 11/15/28 (fair value $4,012), and Tenet Healthcare Corp., 5.1% due 11/1/27 (fair value $2,977))	(12,790)	(12,930)
Total Reverse Repurchase Agreements	$(56,232)	$(56,693)

Investments Sold Short
Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
Government Bonds Sold Short—(0.6)%
U.K. Gilts, 0.3%, 7/31/31	(i)	Sovereign	$(1,292)	$(1,262)	$(1,303)
U.S. Treasury Notes, 4.3%, 3/15/27		Sovereign	(389)	(386)	(390)
U.S. Treasury Notes, 4.5%, 4/15/27		Sovereign	(1,565)	(1,550)	(1,580)
U.S. Treasury Notes, 4.6%, 4/30/29		Sovereign	(1,474)	(1,484)	(1,518)
Total Government Bonds Sold Short				(4,682)	(4,791)
Total Investments Sold Short				$(4,682)	$(4,791)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	12/18/24	USD	348	EUR	317	$2	$—
JPMorgan Chase Bank, N.A.	12/18/24	GBP	1,557	USD	1,986	17	—
JPMorgan Chase Bank, N.A.	12/18/24	GBP	965	USD	1,243	—	2
JPMorgan Chase Bank, N.A.	12/18/24	USD	2,074	EUR	1,890	15	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	487	EUR	444	4	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	3,916	EUR	3,568	29	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	1,690	EUR	1,539	13	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	245	GBP	192	—	2

See notes to unaudited consolidated schedule of investments.

25

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	12/18/24	USD	568	GBP	444	$—	$4
JPMorgan Chase Bank, N.A.	12/18/24	USD	1,707	GBP	1,317	13	—
State Street Bank and Trust Company	12/18/24	GBP	1,464	USD	1,876	8	—
State Street Bank and Trust Company	12/18/24	USD	13,114	EUR	11,944	104	—
State Street Bank and Trust Company	12/18/24	USD	2,648	EUR	2,412	21	—
State Street Bank and Trust Company	12/18/24	USD	425	EUR	387	3	—
State Street Bank and Trust Company	12/18/24	USD	1,288	GBP	1,008	—	9
State Street Bank and Trust Company	12/18/24	USD	124	GBP	97	—	1
State Street Bank and Trust Company	12/18/24	USD	1,658	GBP	1,298	—	11
State Street Bank and Trust Company	12/18/24	USD	339	GBP	265	—	2
State Street Bank and Trust Company	12/18/24	USD	1,156	GBP	907	—	11
Total Forward Foreign Currency Exchange Contracts						$229	$42

Interest Rate Swaps (Centrally Cleared)
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co. LLC	3.77%	SOFR	USD 1,002	9/3/28	Annually	$(4)	$—	$4
Goldman Sachs & Co. LLC	3.90%	SOFR	USD 816	8/23/28	Annually	(7)	—	7
Goldman Sachs & Co. LLC	4.09%	SOFR	USD 125	7/22/28	Annually	(2)	—	2
Goldman Sachs & Co. LLC	4.32%	SOFR	USD 459	6/7/28	Annually	(9)	—	9
Goldman Sachs & Co. LLC	3.80%	SOFR	USD 744	2/26/28	Annually	4	4	—
Goldman Sachs & Co. LLC	3.90%	SOFR	USD 17	4/22/34	Annually	—	—	—
Goldman Sachs & Co. LLC	4.00%	SOFR	USD 153	3/21/28	Annually	—	—	—
Goldman Sachs & Co. LLC	4.07%	SOFR	USD 739	4/25/28	Annually	(6)	—	6
Goldman Sachs & Co. LLC	4.11%	SOFR	USD 17	5/16/34	Annually	(1)	—	1
Goldman Sachs & Co. LLC	4.15%	SOFR	USD 896	4/19/28	Annually	(9)	—	9
Goldman Sachs International	2.93%	SOFR	USD 24	9/28/30	Annually	1	1	—
Goldman Sachs International	2.94%	SOFR	USD 33	9/28/28	Annually	2	2	—
Goldman Sachs International	2.99%	SOFR	USD 18	9/20/33	Annually	1	1	—
Goldman Sachs International	3.02%	SOFR	USD 224	11/2/30	Annually	12	12	—
Goldman Sachs International	3.09%	SOFR	USD 255	7/18/33	Annually	11	11	—
Goldman Sachs International	3.18%	SOFR	USD 112	9/15/33	Annually	6	6	—
Goldman Sachs International	3.20%	SOFR	USD 71	9/15/30	Annually	3	3	—
Goldman Sachs International	3.27%	SOFR	USD 97	9/15/28	Annually	3	3	—
Goldman Sachs International	3.29%	SOFR	USD 338	11/25/30	Annually	11	11	—
Goldman Sachs International	2.53%	SOFR	USD 88	10/18/29	Annually	7	7	—
Goldman Sachs International	2.54%	SOFR	USD 122	10/18/27	Annually	7	7	—
Goldman Sachs International	2.61%	ESTRON	EUR 580	10/9/26	Annually	4	4	—
Goldman Sachs International	2.91%	ESTRON	EUR 819	10/9/25	Annually	5	5	—
Goldman Sachs International	3.16%	SOFR	USD 50	11/3/30	Annually	2	2	—
Goldman Sachs International	3.33%	ESTRON	EUR 1,383	10/9/26	Annually	(15)	—	15
Goldman Sachs International	3.53%	ESTRON	EUR 2,426	10/9/25	Annually	(7)	—	7

See notes to unaudited consolidated schedule of investments.

26

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	3.94%	SOFR	USD 65	3/8/31	Annually	$(1)	$—	$1
Total Interest Rate Swaps (Centrally Cleared)						$18	$79	$61

Cross-Currency Swaps (Over-The-Counter)
Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.098%)	SOFR	EUR 10,932	USD 12,009	12/27/26	Quarterly	$226	$226	$—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.2525%)	SOFR	EUR 9,601	USD 10,519	6/26/26	Quarterly	198	198	—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.24%)	SOFR	EUR 13,028	USD 14,151	8/25/26	Quarterly	169	169	—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.2225%)	SOFR	EUR 13,109	USD 11,771	3/27/26	Quarterly	138	138	—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.215%)	SOFR	EUR 4,000	USD 4,358	4/11/26	Quarterly	51	51	—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.2475%)	SOFR	EUR 4,924	USD 5,333	3/31/26	Quarterly	36	36	—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.65%)	SOFR	EUR 6,615	USD 7,155	5/28/27	Quarterly	30	30	—
JPMorgan Chase Bank, N.A.	SONIA plus a spread of (0.01%)	SOFR	GBP 2,859	USD 284	6/17/27	Quarterly	(2)	—	2
JPMorgan Chase Bank, N.A.	SONIA plus a spread of (0.005%)	SOFR	GBP 1,075	USD 1,370	5/24/27	Quarterly	(10)	—	10
JPMorgan Chase Bank, N.A.	SONIA plus a spread of (0.15875%)	SOFR	GBP 1,110	USD 1,402	8/29/26	Quarterly	(20)	—	20
JPMorgan Chase Bank, N.A.	SONIA plus a spread of (0.044%)	SOFR	GBP 22,760	USD 2,834	4/26/27	Quarterly	(89)	—	89
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.185%)	SOFR	EUR 14,994	USD 16,014	3/8/26	Quarterly	(124)	—	124
JPMorgan Chase Bank, N.A.	SONIA plus a spread of (0.12%)	SOFR	GBP 1,879	USD 2,281	10/20/26	Quarterly	(135)	—	135
JPMorgan Chase Bank, N.A.	3 Month SONIA plus a spread of (0.183%)	SOFR	GBP 4,590	USD 3,843	12/6/25	Quarterly	(184)	—	184
JPMorgan Chase Bank, N.A.	SONIA plus a spread of (0.9%)	SOFR	GBP 5,395	USD 6,110	4/21/26	Quarterly	(197)	—	197
JPMorgan Chase Bank, N.A.	3 Month SONIA plus a spread of (0.925%)	SOFR	GBP 2,743	USD 3,278	3/6/26	Quarterly	(242)	—	242
JPMorgan Chase Bank, N.A.	3 Month ESTRON plus a spread of (0.255%)	SOFR	EUR 11,312	USD 11,844	12/6/25	Quarterly	(325)	—	325

See notes to unaudited consolidated schedule of investments.

27

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.1975%)	SOFR	EUR 27,724	USD 27,846	1/9/26	Quarterly	$(664)	$—	$664
Total Cross-Currency Swaps (Over-The-Counter)							$(1,144)	$848	$1,992

Credit Default Swaps (Centrally Cleared)
Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Merrill Lynch, Pierce, Fenner & Smith Inc.	USD 4,830	3/20/25	Quarterly	$(17)	$—	$17
Total Credit Default Swaps (Centrally Cleared)				$(17)	$—	$17

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by FS Credit Income Fund’s (the “Fund”) investment adviser, FS Credit Income Advisor, LLC (“FS Credit Income Advisor’”), which has been designated by the Fund’s board of trustees (the “Board”) as its valuation designee. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.
(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of July 31, 2024, the one-month, three-month and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 5.46%, 5.50% and 5.50%, respectively, the one-month, three-month and six-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was 3.60%, 3.59% and 3.38%, respectively, the Sterling Overnight Index Average (“SONIA”) was 5.20%, and the one-month, three-month and six-month Secured Overnight Financing Rate (“SOFR” or “S”) was 5.34%, 5.24% and 5.08%, respectively, and the Euro Short-Term Rate Volume Weighted Trimmed Mean Rate (“ESTRON”) was 3.65%. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and basis point spread.
(e)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(f)	All or a portion of this security is an unfunded commitment. As of July 31, 2024, the Fund had unfunded commitments of $3,093.
(g)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by FS Credit Income Advisor and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $427,226, which represents approximately 53.9% of net assets as of July 31, 2024.
(h)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2024, there were no securities rehypothecated by BNP.
(i)	Exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. Total market value of Regulation S securities amounts to $127,219, which represents approximately 16.1% of net assets as of July 31, 2024.
(j)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the reverse repurchase agreement.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(m)	The security has a perpetual maturity; the date displayed is the next call date.
(n)	Position or portion thereof unsettled as of July 31, 2024.
(o)	Issuer of the security is an affiliate of the Fund’s investment sub-adviser, GoldenTree Sub-Advisor.
(p)	Security is reflected in shares.
(q)	Security is non-income producing.
(r)	Security is in default.
(s)	Security held within FS Credit Income Equity Blocker, LLC, a wholly-owned subsidiary of the Fund.
(t)	Number of shares for this security reflects the dollar amount of contributions made to the investment.
(u)	Rate represents the seven-day yield as of July 31, 2024.

See notes to unaudited consolidated schedule of investments

28

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2024

(in thousands, except share amounts)

(v)	Includes the effect of investments sold short, forward foreign currency exchange contracts, swap contracts and reverse repurchase agreements payable.

PIK	- Payment In Kind
ABS	- Asset Backed Security
CLO	- Collateralized Loan Obligation
CMO	- Collateralized Mortgage Obligation
COP	- Certificates of Participation
EUR	- Euro
FRN	- Floating Rate Note
GBP	- British Pound
MBS	- Mortgage-Backed Security
USD	- U.S. Dollar
£	- British Pound
€	- Euro
$	- U.S. Dollar

See notes to unaudited consolidated schedule of investments

29

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments

As of July 31, 2024

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended October 31, 2023.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2024, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of July 31, 2024, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$133,360	$44,269	$177,629
Senior Secured Loans—Second Lien	—	22,884	138	23,022
Senior Secured Bonds	—	157,410	—	157,410
Unsecured Bonds	—	299,916	805	300,721
Collateralized Loan Obligation (CLO) / Structured Credit	—	229,605	2,602	232,207
Convertible Bonds	—	10,966	—	10,966
Municipal Bonds	—	3,864	—	3,864
Emerging Markets Debt	—	3,776	—	3,776
Preferred Equity	—	—	13,431	13,431
Common Equity	54	2,543	3,061	5,658
Short-Term Investments	—	22,054	—	22,054
Total Investments	54	886,378	64,306	950,738
Forward Foreign Currency Exchange Contracts	—	229	—	229
Interest Rate Swaps	—	79	—	79
Cross-Currency Swaps	—	848	—	848
Total Assets	$54	$887,534	$64,306	$951,894

Liability Description
Reverse Repurchase Agreements	$—	$(56,693)	$—	$(56,693)
Government Bonds Sold Short	—	(4,791)	—	(4,791)
Forward Foreign Currency Exchange Contracts	—	(42)	—	(42)
Interest Rate Swaps	—	(61)	—	(61)
Cross-Currency Swaps	—	(1,992)	—	(1,992)
Credit Default Swaps	—	(17)	—	(17)
Total Liabilities	$—	$(63,596)	$—	$(63,596)

30

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments

As of July 31, 2024

(in thousands)

The following is a reconciliation for the nine months ended July 31, 2024 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— First Lien	Senior Secured Loans— Second Lien	Senior Secured Bonds	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$33,608	$2,897	$3,996	$805	$2,501	$4,319	$80	$48,206
Accretion of discount (amortization of premium)	139	3	93	—	—	—	—	235
Realized gain (loss)	(1)	53	37	—	(9)	211	—	291
Net change in unrealized appreciation (depreciation)	694	(49)	135	—	371	429	727	2,307
Purchases	14,688	3	—	—	—	8,877	2,265	25,833
Sales	(4,859)	(2,769)	(4,261)	—	(261)	(405)	(11)	(12,566)
Transfers into Level 3(1)	—	—	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—	—	—
Fair value at end of period	$44,269	$138	$—	$805	$2,602	$13,431	$3,061	$64,306
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$714	$—	$—	$—	$371	$436	$773	$2,294

(1)	Transfers into or out of Level 3 were deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting year. For the nine months ended July 31, 2024, there were no transfers in or out of Level 3.

The following is a reconciliation for the nine months ended July 31, 2024 of the interest rate swaps and total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

Total Return Debt Swaps
Fair value at beginning of period	$(325)
Accretion of discount (amortization of premium)	—
Realized gain (loss)	(86)
Net change in unrealized appreciation (depreciation)	325
Sales and repayments	86
Fair value at end of period	$—

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$—

31